PORTFOLIO OF INVESTMENTS

3RD QUARTER

USAA INCOME FUND

APRIL 30, 2019

48484-0619	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Income Fund

April 30, 2019 (unaudited)

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
	BONDS (97.7%)
	ASSET-BACKED SECURITIES (5.6%)
	Asset Backed Securities (5.1%)
	Automobile ABS (1.9%)
$5,000	AmeriCredit Automobile Receivables Trust	3.65%		5/09/2022	$5,056
9,650	AmeriCredit Automobile Receivables Trust	2.71		9/08/2022	9,618
5,000	AmeriCredit Automobile Receivables Trust	2.60		9/18/2023	4,985
4,000	AmeriCredit Automobile Receivables Trust	3.59		6/18/2024	4,071
4,700	Avis Budget Rental Car Funding AESOP, LLC(a)	2.96		7/20/2020	4,699
667	Avis Budget Rental Car Funding AESOP, LLC(a)	3.75		7/20/2020	667
2,827	Avis Budget Rental Car Funding AESOP, LLC(a)	4.94		6/20/2022	2,880
6,000	Avis Budget Rental Car Funding AESOP, LLC(a)	3.36		11/20/2022	6,013
5,250	Avis Budget Rental Car Funding AESOP, LLC(a)	4.27		3/20/2025	5,447
7,500	Avis Budget Rental Car Funding AESOP, LLC(a)	3.55		9/22/2025	7,555
6,500	California Republic Auto Receivables Trust	2.91		12/15/2022	6,479
1,250	Canadian Pacer Auto Receivables Trust(a)	3.63		1/19/2024	1,279
1,819	Centre Point Funding, LLC(a)	2.61		8/20/2021	1,803
6,000	Chesapeake Funding II, LLC(a)	3.52		8/15/2030	6,091
6,000	Chesapeake Funding II, LLC(a)	3.81		1/15/2031	6,127
4,850	Credit Acceptance Auto Loan Trust(a)	3.35		6/15/2026	4,852
3,000	Hertz Vehicle Financing II, LP(a)	2.65		7/25/2022	2,965
6,250	Hertz Vehicle Financing II, LP(a)	4.10		3/25/2023	6,345
8,667	Hertz Vehicle Financing II, LP(a)	3.29		10/25/2023	8,701
5,000	Hertz Vehicle Financing, LLC(a)	4.03		7/25/2024	5,134
8,500	OneMain Direct Auto Receivables Trust(a)	2.82		7/15/2024	8,478
12,000	OSCAR U.S. Funding Trust IX, LLC(a)	3.63		9/10/2025	12,288
4,760	OSCAR U.S. Funding Trust VIII, LLC(a)	3.50		5/12/2025	4,851
16,400	Santander Drive Auto Receivables Trust	3.39		4/15/2022	16,508
3,750	TCF Auto Receivables Owner Trust(a)	2.89		7/15/2021	3,749
1,143	Tesla Auto Lease Trust(a)	2.75		2/20/2020	1,142
4,500	Westlake Automobile Receivables Trust(a)	6.41		5/15/2023	4,536
4,000	World Omni Auto Receivables Trust	3.87		8/15/2025	4,112

					156,431

	Credit Card ABS (0.2%)
18,417	Synchrony Credit Card Master Note Trust	3.87		5/15/2026	18,708

	Other ABS (2.2%)
4,000	Ares Ltd. (3 mo. LIBOR + 1.65%)(a)	4.26	(b)	4/22/2031	4,007
1,951	BCC Funding XIII, LLC(a)	4.78		8/20/2022	1,981
25,000	Element Rail Leasing I, LLC(a)	3.67		4/19/2044	25,263
15,000	Hawaii Dept. of Business Economic Dev. & Tourism	3.24		1/01/2031	15,035
8,000	InSite Issuer, LLC(a)	4.10		12/15/2048	8,178
20,000	Louisiana Environmental Facilities & Community Dev. Auth.	3.24		8/01/2028	20,041
2,750	MMAF Equipment Finance, LLC(a)	2.68		7/16/2027	2,733
10,000	MMAF Equipment Finance, LLC(a)	2.49		2/19/2036	9,989
15,625	NP SPE II, LLC	4.22		10/21/2047	16,008
15,545	PSNH Funding, LLC	3.81		2/01/2035	16,375
6,412	Renew Financial(a)	3.95		9/20/2053	6,553

1 | USAA Income Fund

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
$1,573	Renew Financial(a)	3.22%		9/22/2053	$1,583
4,799	Sapphire Aviation Finance I Ltd.(a)	4.25		3/15/2040	4,849
5,000	SBA Tower Trust(a)	2.90		10/15/2044	4,996
4,098	SCF Equipment Leasing, LLC(a)	3.41		12/20/2023	4,111
6,000	SCF Equipment Leasing, LLC(a)	3.49		1/20/2026	6,036
7,873	Start Ltd.(a)	4.09		5/15/2043	7,911
10,000	TRIP Rail Master Funding, LLC(a)	4.09		4/15/2044	10,254
3,334	TRIP Rail Master Funding, LLC(a)	3.74		8/15/2047	3,345
7,850	VB-S1 Issuer, LLC(a)	3.41		2/15/2048	7,838

					177,086

	Student Loan ABS (0.8%)
5,159	CIT Education Loan Trust (3 mo. LIBOR + 0.30%)(a)	2.90	(b)	6/25/2042	4,790
3,000	Navient Student Loan Trust (1 mo. LIBOR + 1.50%)	3.98	(b)	8/25/2050	3,008
3,500	Navient Student Loan Trust (1 mo. LIBOR + 1.15%)(a)	3.63	(b)	3/25/2067	3,419
1,335	Nelnet Student Loan Trust (3 mo. LIBOR + 0.28%)	2.89	(b)	9/22/2035	1,209
4,427	SLM Private Education Loan Trust(a)	2.50		3/15/2047	4,424
5,369	SLM Student Loan Trust (3 mo. LIBOR + 0.23%)	2.81	(b)	1/25/2041	4,984
1,687	SLM Student Loan Trust (3 mo. LIBOR + 0.30%)	2.88	(b)	1/25/2041	1,603
7,822	SLM Student Loan Trust (3 mo. LIBOR + 0.22%)	2.80	(b)	1/27/2042	7,309
20,862	SLM Student Loan Trust (1 mo. LIBOR + 1.00%)	3.48	(b)	4/27/2043	19,446
2,260	SLM Student Loan Trust (3 mo. LIBOR + 0.22%)	2.80	(b)	3/25/2044	2,106
1,886	SLM Student Loan Trust (3 mo. LIBOR + 0.55%)	3.13	(b)	10/25/2065	1,794
5,740	SLM Student Loan Trust (3 mo. LIBOR + 0.75%)	3.33	(b)	10/27/2070	5,372

					59,464

	Total Asset Backed Securities				411,689

	Communications (0.1%)
	Telecommunications (0.1%)
10,000	Crown Castle Towers, LLC(a)	3.22		5/15/2022	10,052

	Financial (0.4%)
	REITS (0.4%)
30,000	SBA Tower Trust(a)	3.45		3/15/2023	30,208

	Total Asset-Backed Securities (cost: $447,982)				451,949

	BANK LOANS (0.9%)(c)
	Communications (0.1%)
	Media (0.0%)
2,412	CSC Holdings, LLC (1 mo. LIBOR + 2.25%)	4.72		7/17/2025	2,407
3,375	McGraw-Hill Global Education Intermediate Holdings, LLC (1 mo. LIBOR + 4.00%)	6.48		5/04/2022	3,240

					5,647

	Telecommunications (0.1%)
7,232	Sprint Communications, Inc. (1 mo. LIBOR + 3.00%)	5.50		2/02/2024	7,138

	Total Communications				12,785

	Consumer, Cyclical (0.2%)
	Retail (0.2%)
4,415	1011778 B.C. Unlimited Liability Co. (1 mo. LIBOR + 2.25%)	4.73		2/16/2024	4,414
7,451	Harbor Freight Tools USA, Inc. (1 mo. LIBOR + 2.50%)	4.98		8/18/2023	7,427
3,761	J.C. Penney Co., Inc. (3 mo. LIBOR + 4.25%)	6.88		6/23/2023	3,366
2,444	Serta Simmons Bedding, LLC (1 mo. LIBOR + 3.50%)	5.97		11/08/2023	1,791

	Total Consumer, Cyclical				16,998

Portfolio of Investments | 2

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
	Consumer, Non-cyclical (0.2%)
	Food (0.2%)
$1,950	Albertson’s, LLC (3 mo. LIBOR + 3.00%)	5.61%		12/21/2022	$1,956
4,050	Albertson’s, LLC (1 mo. LIBOR + 3.00%)	5.48		6/22/2023	4,060
4,988	Albertson’s, LLC (1 mo. LIBOR + 3.00%)	5.48		11/17/2025	4,999
2,516	JBS USA, LLC (1 mo. LIBOR + 2.50%)	4.98		10/30/2022	2,521

	Total Consumer, Non-cyclical				13,536

	Financial (0.0%)
	REITS (0.0%)
4,333	Communications Sales & Leasing, Inc. (1 mo. LIBOR + 5.00%)	7.48		10/24/2022	4,279

	Industrial (0.2%)
	Machinery-Construction & Mining (0.1%)
4,814	Terex Corp. (3 mo. LIBOR + 2.00%)	4.54		1/31/2024	4,788

	Packaging & Containers (0.1%)
2,699	Klockner-Pentaplast of America, Inc. (1 mo. LIBOR + 4.25%)	6.73		6/30/2022	2,402
8,608	Reynolds Group Holdings, Inc. (1 mo. LIBOR + 2.75%)	5.23		2/05/2023	8,635

					11,037

	Total Industrial				15,825

	Technology (0.1%)
	Software (0.1%)
7,239	Solera, LLC (1 mo. LIBOR + 2.75%)	5.23		3/03/2023	7,255

	Utilities (0.1%)
	Electric (0.1%)
4,813	Calpine Corp. (3 mo. LIBOR + 2.50%)	5.11		1/15/2024	4,826

	Total Bank Loans (cost: $76,756)				75,504

	COLLATERALIZED LOAN OBLIGATIONS (1.5%)
	Asset Backed Securities (1.5%)
	Other ABS (1.5%)
3,500	American Money Management Corp. (3 mo. LIBOR + 1.50%) (a)	4.10	(b)	10/15/2028	3,503
5,000	Ares Ltd. (3 mo. LIBOR + 1.85%) (a)	4.46	(b)	4/22/2031	5,009
3,500	CIFC Funding Ltd. (3 mo. LIBOR + 1.70%) (a)	4.29	(b)	4/23/2029	3,474
2,500	Dryden Ltd. (1 mo. LIBOR + 1.01%) (a)	3.69	(b)	5/15/2031	2,471
5,000	Dryden Ltd. (1 mo. LIBOR + 1.50%) (a)	4.09	(b)	7/17/2031	4,950
4,000	Dryden Senior Loan Fund (3 mo. LIBOR + 2.00%) (a)	4.59	(b)	7/20/2029	4,005
10,000	Dryden Senior Loan Fund (1 mo. LIBOR + 1.10%) (a)	3.70	(b)	1/15/2031	9,967
10,000	Eaton Vance Ltd. (1 mo. LIBOR + 1.25%) (a)	3.84	(b)	1/20/2030	9,782
10,000	Grippen Park Ltd. (3 mo. LIBOR + 1.26%) (a)	3.85	(b)	1/20/2030	10,001
5,000	Loomis Sayles Ltd. (1 mo. LIBOR + 0.90%) (a)	3.50	(b)	4/15/2028	4,956
5,000	Magnetite VII Ltd. (1 mo. LIBOR + 0.80%) (a)	3.40	(b)	1/15/2028	4,940
10,000	Oaktree EIF Ltd. (3 mo. LIBOR + 2.00%) (a)	4.59	(b)	10/20/2027	9,996
10,000	Octagon Investment Partners XXIII, Ltd. (1 mo. LIBOR + 0.85%) (a)	3.45	(b)	7/15/2027	9,974
4,500	Race Point Ltd. (1 mo. LIBOR + 1.10%) (a)	3.68	(b)	7/25/2031	4,479
7,000	Stewart Park Ltd. (1 mo. LIBOR + 1.25%) (a)	3.85	(b)	1/15/2030	6,848
7,000	TIAA Ltd. (3 mo. LIBOR + 1.70%) (a)	4.29	(b)	4/20/2029	6,936
9,750	Trinitas Ltd. (3 mo. LIBOR + 1.39%) (a)	3.97	(b)	10/25/2028	9,750

3 | USAA Income Fund

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
$10,000	Trinitas Ltd. (3 mo. LIBOR + 1.32%) (a)	3.90	%(b)	7/25/2029	$10,002
3,000	Voya Ltd. (3 mo. LIBOR + 1.60%) (a)	4.19	(b)	4/17/2030	2,975

	Total Asset Backed Securities				124,018

	Total Collateralized Loan Obligations (cost: $124,735)				124,018

	COMMERCIAL MORTGAGE SECURITIES (3.7%)
	Mortgage Securities (3.7%)
	Commercial MBS (3.7%)
9,027	BAMLL Commercial Mortgage Securities Trust (a)	3.49		4/14/2033	9,144
2,043	Banc of America Commercial Mortgage Trust (d)	5.86	(e)	7/10/2044	752
2,125	Caesars Palace Las Vegas Trust (a)	4.14		10/15/2034	2,183
8,100	Citigroup Commercial Mortgage Trust (a)	4.68		1/10/2024	8,514
9,899	Citigroup Commercial Mortgage Trust	3.36		7/10/2047	10,081
2,500	Citigroup Commercial Mortgage Trust	3.62		7/10/2047	2,583
4,000	Citigroup Commercial Mortgage Trust	3.86		7/10/2047	4,135
9,500	Citigroup Commercial Mortgage Trust	3.79	(e)	9/15/2050	9,808
35,327	Commercial Mortgage Trust (d)	2.04	(e)	5/15/2045	1,666
60,159	Commercial Mortgage Trust (d)	1.92	(e)	10/15/2045	2,725
8,600	Commercial Mortgage Trust	3.25		10/15/2045	8,526
5,925	Commercial Mortgage Trust (a)	3.42		10/15/2045	5,980
6,000	Commercial Mortgage Trust	2.77		12/10/2045	6,015
4,000	Commercial Mortgage Trust	3.61	(e)	6/10/2046	4,122
5,000	Commercial Mortgage Trust	3.80		8/10/2047	5,202
7,500	Commercial Mortgage Trust	4.08		8/10/2047	7,838
6,300	Commercial Mortgage Trust	4.16	(e)	10/10/2048	6,526
15,000	Commercial Mortgage Trust	3.90		7/10/2050	15,667
2,000	Commercial Mortgage Trust	4.29	(e)	7/10/2050	2,120
975	GE Capital Commercial Mortgage Corp.	5.61	(e)	12/10/2049	836
190,667	GS Mortgage Securities Corp. (a),(d)	0.39	(e)	5/03/2032	2,910
5,000	GS Mortgage Securities Corp.	3.28		2/10/2046	5,037
10,000	GS Mortgage Securities Corp. (a)	3.68		2/10/2046	10,145
24,549	GS Mortgage Securities Trust (d)	2.36	(e)	5/10/2045	974
4,230	GS Mortgage Securities Trust	3.38		5/10/2045	4,276
5,000	GS Mortgage Securities Trust	4.24		8/10/2046	5,271
6,000	GS Mortgage Securities Trust	3.76		7/10/2048	6,260
15,000	J.P. Morgan Chase Commercial Mortgage Securities Trust (a)	5.79	(e)	11/15/2043	15,376
10,697	J.P. Morgan Chase Commercial Mortgage Securities Trust	4.82	(e)	5/15/2045	11,074
10,000	J.P. Morgan Chase Commercial Mortgage Securities Trust	4.27		6/15/2045	10,362
9,000	J.P. Morgan Chase Commercial Mortgage Securities Trust	4.44	(e)	2/15/2047	9,495
405	J.P. Morgan Chase Commercial Mortgage Securities Trust	5.37		5/15/2047	407
3,200	Morgan Stanley Bank of America Merrill Lynch Trust	3.46		5/15/2046	3,254
2,750	Morgan Stanley Capital I Trust (a)	5.20	(e)	6/15/2044	2,806
3,000	Morgan Stanley Capital I Trust	3.77		3/15/2045	3,056
7,000	Morgan Stanley Capital I Trust	4.17	(e)	5/15/2048	7,338
50,177	UBS Commercial Mortgage Trust (a),(d)	2.25	(e)	5/10/2045	2,441
9,375	UBS Commercial Mortgage Trust	4.17		5/10/2045	9,637
15,000	UBS Commercial Mortgage Trust	4.82		5/10/2045	15,592
2,313	UBS-Barclays Commercial Mortgage Trust (a)	4.18		5/10/2063	2,384
26,335	Wells Fargo Commercial Mortgage Trust (a),(d)	1.94	(e)	10/15/2045	1,280
7,000	Wells Fargo Commercial Mortgage Trust	3.54		5/15/2048	7,200
6,500	WF-RBS Commercial Mortgage Trust (a)	5.40	(e)	6/15/2044	6,753
5,000	WF-RBS Commercial Mortgage Trust	3.35		5/15/2045	5,047
10,000	WF-RBS Commercial Mortgage Trust	4.09	(e)	6/15/2045	10,229
5,000	WF-RBS Commercial Mortgage Trust	3.24		12/15/2045	4,992
20,000	WF-RBS Commercial Mortgage Trust	3.65		12/15/2046	20,203

	Total Mortgage Securities				298,222

	Total Commercial Mortgage Securities (cost: $290,805)				298,222

Portfolio of Investments | 4

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	CORPORATE OBLIGATIONS (46.3%)
	Basic Materials (1.5%)
	Chemicals (0.8%)
$10,000	CF Industries, Inc. (a)	4.50%	12/01/2026	$10,193
10,000	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., LP (a)	3.40	12/01/2026	10,050
20,000	Dow Chemical Co.	4.25	10/01/2034	20,040
1,925	LYB International Finance II B.V.	3.50	3/02/2027	1,875
5,000	Monsanto Co. (f)	3.38	7/15/2024	4,787
5,000	Monsanto Co.	3.95	4/15/2045	3,814
5,000	Mosaic Co.	4.05	11/15/2027	5,033
2,900	Sherwin-Williams Co.	3.45	6/01/2027	2,865
10,000	Westlake Chemical Corp.	3.60	8/15/2026	9,821

				68,478

	Forest Products & Paper (0.2%)
5,000	International Paper Co.	3.80	1/15/2026	5,118
7,500	International Paper Co.	3.00	2/15/2027	7,201

				12,319

	Iron/Steel (0.2%)
5,000	Allegheny Ludlum, LLC (f)	6.95	12/15/2025	5,175
10,000	Allegheny Technologies, Inc.	5.95	1/15/2021	10,250

				15,425

	Mining (0.3%)
5,000	Freeport-McMoRan, Inc.	4.00	11/14/2021	5,069
15,000	Newmont Goldcorp Corp. (a)	3.70	3/15/2023	15,316

				20,385

	Total Basic Materials			116,607

	Communications (2.8%)
	Internet (0.2%)
12,000	Amazon.com, Inc.	3.88	8/22/2037	12,383
4,250	VeriSign, Inc.	5.25	4/01/2025	4,521

				16,904

	Media (1.1%)
10,000	CBS Corp.	4.20	6/01/2029	10,146
5,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (a)	5.75	2/15/2026	5,235
20,000	Charter Communications Operating, LLC / Charter Communications Operating Capital	6.38	10/23/2035	22,631
15,000	Comcast Corp.	3.90	3/01/2038	14,943
3,000	CSC Holdings, LLC (a)	5.50	4/15/2027	3,098
15,000	Discovery Communications, LLC	3.95	3/20/2028	14,782
7,600	Fox Corp. (a)	4.71	1/25/2029	8,183
5,000	Meredith Corp.	6.88	2/01/2026	5,225
5,000	Sirius XM Radio, Inc. (a)	5.38	7/15/2026	5,162

				89,405

	Telecommunications (1.5%)
25,000	AT&T, Inc.	4.50	5/15/2035	25,143
10,000	AT&T, Inc.	5.25	3/01/2037	10,727
5,000	AT&T, Inc.	4.85	3/01/2039	5,124
10,000	Centel Capital Corp.	9.00	10/15/2019	10,239
10,000	CenturyLink, Inc.	5.80	3/15/2022	10,326
2,000	CenturyLink, Inc. (f)	6.75	12/01/2023	2,128
2,500	CommScope, Inc. (a)	6.00	3/01/2026	2,653
5,000	Frontier Communications Corp.	11.00	9/15/2025	3,262
10,000	Motorola Solutions, Inc.	4.60	2/23/2028	10,132

5 | USAA Income Fund

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$5,000	Qwest Corp.	6.75%	12/01/2021	$5,341
2,250	Sprint Corp.	7.25	9/15/2021	2,362
19,500	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC (a)	4.74	3/20/2025	19,914
10,000	Verizon Communications, Inc.	4.40	11/01/2034	10,608
5,000	Verizon Communications, Inc.	4.13	8/15/2046	4,961

				122,920

	Total Communications			229,229

	Consumer, Cyclical (3.0%)
	Airlines (1.7%)
7,519	American Airlines, Inc. Pass-Through Trust	3.70	10/01/2026	7,578
8,579	American Airlines, Inc. Pass-Through Trust	4.00	9/22/2027	8,664
4,500	American Airlines, Inc. Pass-Through Trust (f)	4.00	2/15/2029	4,532
9,459	American Airlines, Inc. Pass-Through Trust	3.60	10/15/2029	9,147
1,500	Continental Airlines, Inc. Pass-Through Trust	5.50	10/29/2020	1,535
7,047	Continental Airlines, Inc. Pass-Through Trust	4.15	4/11/2024	7,248
3,618	Continental Airlines, Inc. Pass-Through Trust	4.00	10/29/2024	3,706
7,638	Delta Air Lines Pass-Through Trust	3.88	7/30/2027	7,682
14,000	Hawaiian Airlines, Inc. Pass-Through Trust	4.95	1/15/2022	14,174
12,684	Hawaiian Airlines, Inc. Pass-Through Trust	3.90	1/15/2026	12,659
2,826	Spirit Airlines Pass Through Trust	4.45	4/01/2024	2,863
11,971	Spirit Airlines Pass Through Trust	4.10	4/01/2028	12,263
9,528	Spirit Airlines Pass Through Trust	3.38	2/15/2030	9,484
7,000	United Airlines, Inc. Pass-Through Trust	3.70	12/01/2022	7,027
3,888	United Airlines, Inc. Pass-Through Trust	4.30	8/15/2025	4,041
16,029	United Airlines, Inc. Pass-Through Trust	3.75	9/03/2026	16,247
2,418	US Airways Group, Inc. Pass-Through Trust	6.25	4/22/2023	2,609
7,183	US Airways Group, Inc. Pass-Through Trust	3.95	11/15/2025	7,327

				138,786

	Auto Manufacturers (0.3%)
10,000	Ford Motor Co. (f)	4.35	12/08/2026	9,850
15,000	Hyundai Capital America (a)	3.25	9/20/2022	14,932

				24,782

	Entertainment (0.0%)
3,000	International Game Technology plc (a)	6.50	2/15/2025	3,210

	Home Builders (0.2%)
4,800	KB Home	7.63	5/15/2023	5,316
5,000	Lennar Corp.	4.13	1/15/2022	5,063
5,000	Lennar Corp.	5.88	11/15/2024	5,387

				15,766

	Housewares (0.1%)
7,500	Newell Brands, Inc.	3.85	4/01/2023	7,460

	Leisure Time (0.1%)
3,000	Royal Caribbean Cruises Ltd.	5.25	11/15/2022	3,221

	Lodging (0.1%)
5,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp.	4.88	4/01/2027	5,087
5,000	Hyatt Hotels Corp.	3.38	7/15/2023	4,992

				10,079

	Retail (0.5%)
15,048	Advance Auto Parts, Inc.	4.50	12/01/2023	15,792
5,000	AutoZone, Inc.	3.75	6/01/2027	5,084
10,000	L Brands, Inc.	5.63	2/15/2022	10,413

Portfolio of Investments | 6

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$10,000	Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	$10,123

				41,412

	Total Consumer, Cyclical			244,716

	Consumer, Non-cyclical (5.7%)
	Agriculture (0.2%)
3,000	Bunge Ltd. Finance Corp.	3.25	8/15/2026	2,771
10,000	Reynolds American, Inc.	4.00	6/12/2022	10,235

				13,006

	Beverages (0.2%)
7,143	Keurig Dr Pepper, Inc. (a)	4.60	5/25/2028	7,493
4,667	Keurig Dr Pepper, Inc. (a)	4.99	5/25/2038	4,833
5,000	PepsiCo, Inc.	4.25	10/22/2044	5,393

				17,719

	Biotechnology (0.5%)
15,000	Baxalta, Inc.	4.00	6/23/2025	15,532
10,000	Celgene Corp.	3.90	2/20/2028	10,230
10,000	Gilead Sciences, Inc.	3.65	3/01/2026	10,230

				35,992

	Commercial Services (0.7%)
2,750	Art Institute of Chicago (g)	3.23	3/01/2022	2,769
3,000	Bon Secours Charity Health System, Inc.	5.25	11/01/2025	3,082
4,250	Boston Medical Center Corp.	4.52	7/01/2026	4,314
17,000	Eastern Maine Healthcare Systems (g)	5.02	7/01/2036	16,770
2,500	Horace Mann School (g)	3.27	7/01/2027	2,497
2,285	Metropolitan Opera Association, Inc.	2.39	10/01/2019	2,279
6,080	Princeton Theological Seminary (g)	4.11	7/01/2023	6,236
10,000	S&P Global, Inc.	4.00	6/15/2025	10,552
5,000	Total System Services, Inc.	4.80	4/01/2026	5,256
5,000	University of Notre Dame	3.44	2/15/2045	4,853

				58,608

	Food (0.8%)
10,000	Flowers Foods, Inc.	3.50	10/01/2026	9,729
4,667	General Mills, Inc.	4.55	4/17/2038	4,710
5,000	J.M. Smucker Co.	4.25	3/15/2035	4,850
13,899	Kraft Heinz Foods Co. (a)	4.88	2/15/2025	14,305
10,000	Kraft Heinz Foods Co.	3.95	7/15/2025	10,100
14,000	Mars, Inc. (a)	3.88	4/01/2039	13,958
10,000	Smithfield Foods, Inc. (a)	5.20	4/01/2029	10,241

				67,893

	Healthcare Products (0.5%)
10,000	Becton Dickinson & Co.	3.70	6/06/2027	9,967
10,000	Covidien International Finance S.A.	2.95	6/15/2023	10,069
15,000	Mallinckrodt International Finance S.A. (f)	4.75	4/15/2023	10,950
10,000	Medtronic, Inc.	4.38	3/15/2035	10,784
2,000	Teleflex, Inc.	4.88	6/01/2026	2,050

				43,820

	Healthcare-Services (1.5%)
7,000	Baylor Scott & White Holdings	3.10	11/15/2025	6,911
20,000	Baylor Scott & White Holdings	2.65	11/15/2026	19,138
10,000	Cigna Corp.	3.05	10/15/2027	9,449
10,000	Community Health Network, Inc.	4.24	5/01/2025	10,326
5,000	HCA, Inc.	5.00	3/15/2024	5,299
15,000	HCA, Inc.	5.25	4/15/2025	16,085
2,500	HCA, Inc.	4.50	2/15/2027	2,570
15,000	Mercy Health	3.38	11/01/2025	14,949

7 | USAA Income Fund

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$3,720	Mercy Health	4.30%	7/01/2028	$3,971
3,900	Northwell Healthcare, Inc.	3.39	11/01/2027	3,813
6,500	NYU Langone Hospitals	4.17	7/01/2037	6,608
10,000	Premier Health Partners	2.91	11/15/2026	9,135
8,500	SSM Health Care Corp.	3.82	6/01/2027	8,765
5,000	UnitedHealth Group, Inc.	3.10	3/15/2026	5,012
1,000	Vanderbilt University Medical Center	4.17	7/01/2037	993

				123,024

	Household Products/Wares (0.1%)
10,000	SC Johnson & Son, Inc. (a)	4.35	9/30/2044	10,157

	Pharmaceuticals (1.2%)
5,000	AbbVie, Inc.	3.20	11/06/2022	5,047
10,000	AbbVie, Inc.	3.60	5/14/2025	10,067
15,000	Allergan Funding SCS	3.80	3/15/2025	15,176
11,700	CVS Health Corp.	4.30	3/25/2028	11,840
5,973	CVS Pass-Through Trust	6.04	12/10/2028	6,499
3,790	CVS Pass-Through Trust (a)	7.51	1/10/2032	4,462
3,998	CVS Pass-Through Trust (a)	5.93	1/10/2034	4,363
8,333	Elanco Animal Health, Inc. (a)	4.27	8/28/2023	8,663
15,000	Express Scripts Holding Co.	3.40	3/01/2027	14,610
3,500	Mead Johnson Nutrition Co.	4.13	11/15/2025	3,694
5,000	Mylan N.V.	3.95	6/15/2026	4,819
5,555	Mylan, Inc.	4.55	4/15/2028	5,433

				94,673

	Total Consumer, Non-cyclical			464,892

	Energy (6.2%)
	Oil & Gas (2.1%)
15,000	BP Capital Markets America, Inc.	3.59	4/14/2027	15,247
5,000	Chesapeake Energy Corp.	7.00	10/01/2024	4,961
10,000	ConocoPhillips Co.	4.95	3/15/2026	11,106
10,000	ConocoPhillips Co.	4.15	11/15/2034	10,108
5,888	Continental Resources, Inc.	5.00	9/15/2022	5,942
15,000	EOG Resources, Inc.	3.90	4/01/2035	15,247
7,500	Hess Corp.	4.30	4/01/2027	7,572
10,000	Marathon Petroleum Corp.	4.75	9/15/2044	10,059
5,000	Murphy Oil Corp.	5.75	8/15/2025	5,142
7,000	Nabors Industries, Inc.	4.63	9/15/2021	7,009
6,730	Newfield Exploration Co.	5.63	7/01/2024	7,360
9,500	Newfield Exploration Co.	5.38	1/01/2026	10,265
10,000	Noble Holding International Ltd. (f)	4.90	8/01/2020	9,650
10,000	Occidental Petroleum Corp.	3.40	4/15/2026	10,003
5,000	Occidental Petroleum Corp.	3.00	2/15/2027	4,853
10,000	Phillips 66	4.65	11/15/2034	10,738
5,000	Rowan Companies, Inc.	4.88	6/01/2022	4,850
5,000	Rowan Companies, Inc.	4.75	1/15/2024	4,175
2,000	Southwestern Energy Co.	6.20	1/23/2025	1,976
7,000	Southwestern Energy Co.	7.50	4/01/2026	7,140
2,205	Transocean Pontus Ltd. (a)	6.13	8/01/2025	2,271
2,250	Transocean, Inc.	8.38	12/15/2021	2,391
5,000	Whiting Petroleum Corp. (f)	6.63	1/15/2026	5,005

				173,070

	Oil & Gas Services (0.5%)
20,000	Halliburton Co.	3.80	11/15/2025	20,476
961	Schlumberger Holdings Corp. (a)	4.00	12/21/2025	990
14,669	Schlumberger Holdings Corp. (a)	3.90	5/17/2028	14,646
5,000	Weatherford International, Ltd. (f)	4.50	4/15/2022	3,500

				39,612

Portfolio of Investments | 8

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
	Pipelines (3.6%)
$15,000	Boardwalk Pipelines, LP	4.95%		12/15/2024	$15,715
10,000	Boardwalk Pipelines, LP	4.45		7/15/2027	9,885
10,000	Buckeye Partners, LP	5.60		10/15/2044	9,884
15,000	Columbia Pipeline Group, Inc.	4.50		6/01/2025	15,762
15,000	DCP Midstream Operating, LP (3 mo. LIBOR + 3.85%) (a)	5.85	(h)	5/21/2043	13,950
9,307	Enable Oklahoma Intrastate Transmission, LLC (a)	6.25		3/15/2020	9,552
17,010	Energy Transfer Operating, LP (3 mo. LIBOR + 3.02%)	5.60	(b)	11/01/2066	14,161
7,000	Energy Transfer Partners, LP	5.20		2/01/2022	7,360
5,000	Energy Transfer Partners, LP	4.75		1/15/2026	5,232
7,000	Energy Transfer Partners, LP / Regency Energy Finance Corp.	4.50		11/01/2023	7,287
14,000	EnLink Midstream Partners, LP	4.15		6/01/2025	13,528
5,000	EnLink Midstream Partners, LP	4.85		7/15/2026	4,975
6,437	EQM Midstream Partners, LP	4.00		8/01/2024	6,291
14,000	EQM Midstream Partners, LP	4.13		12/01/2026	13,234
10,000	Florida Gas Transmission Co., LLC (a)	5.45		7/15/2020	10,299
25,000	Midwest Connector Capital Co., LLC (a)	4.63		4/01/2029	25,952
7,500	MPLX, LP	4.00		2/15/2025	7,645
6,067	Northwest Pipeline, LLC	4.00		4/01/2027	6,131
10,000	ONEOK Partners, LP	4.90		3/15/2025	10,663
3,000	Plains All American Pipeline, LP / PAA Finance Corp.	3.85		10/15/2023	3,040
13,730	Rockies Express Pipeline, LLC (a)	4.95		7/15/2029	13,757
15,000	Sabal Trail Transmission, LLC (a)	4.68		5/01/2038	15,184
5,000	Spectra Energy Partners, LP	3.38		10/15/2026	4,930
10,000	TC PipeLines, LP	4.65		6/15/2021	10,249
3,000	Transcontinental Gas Pipe Line Co., LLC	7.85		2/01/2026	3,755
10,000	Western Midstream Operating, LP	5.38		6/01/2021	10,391
6,250	Western Midstream Operating, LP	4.65		7/01/2026	6,527
15,000	Williams Companies, Inc.	4.55		6/24/2024	15,819

					291,158

	Total Energy				503,840

	Financial (16.3%)
	Banks (6.0%)
5,000	AmSouth Bancorp.	6.75		11/01/2025	5,789
4,864	Bank of America Corp.	4.00		4/01/2024	5,081
10,000	Bank of America Corp.	4.20		8/26/2024	10,382
5,000	Bank of America Corp.	3.95		4/21/2025	5,116
8,000	Bank of America Corp. (3 mo. LIBOR + 1.51%)	3.71	(h)	4/24/2028	8,059
4,383	Bank of America Corp. (1 mo. LIBOR + 1.04%)	3.42	(h)	12/20/2028	4,308
5,000	Bank OZK (3 mo. LIBOR + 4.43%) (f)	5.50	(h)	7/01/2026	5,056
10,000	BankUnited, Inc.	4.88		11/17/2025	10,512
8,000	BOKF Merger Corp Number Sixteen (3 mo. LIBOR + 3.17%)	5.63	(h)	6/25/2030	8,218
10,000	CIT Group, Inc.	5.25		3/07/2025	10,663
20,000	Citigroup, Inc.	4.40		6/10/2025	20,876
5,000	Citigroup, Inc.	4.45		9/29/2027	5,193
10,000	Citigroup, Inc. (3 mo. LIBOR + 1.39%)	3.67	(h)	7/24/2028	10,036
15,000	Citizens Financial Group, Inc. (a)	4.15		9/28/2022	15,322
5,500	Citizens Financial Group, Inc.	3.75		7/01/2024	5,458
20,000	Compass Bank	3.88		4/10/2025	20,055
3,500	Cullen/Frost Bankers, Inc.	4.50		3/17/2027	3,549
10,000	Discover Bank (5 Yr. Semi-Annual Swap + 1.73%)	4.68	(h)	8/09/2028	10,133
10,000	Eagle Bancorp, Inc. (3 mo. LIBOR + 3.85%)	5.00	(h)	8/01/2026	10,022
10,000	Fifth Third Bank	3.85		3/15/2026	10,255
3,500	First Maryland Capital Trust I (3 mo. LIBOR + 1.00%)	3.60	(b)	1/15/2027	3,241
10,000	FirstMerit Bank, N.A.	4.27		11/25/2026	10,150
10,000	Flagstar Bancorp., Inc.	6.13		7/15/2021	10,499

9 | USAA Income Fund

Principal Amount (000)	Security	Coupon Rate		Maturity		Market Value (000)
$3,250	Fulton Financial Corp.	3.60%		3/16/2022		$3,261
10,000	Fulton Financial Corp.	4.50		11/15/2024		10,268
5,000	Hilltop Holdings, Inc.	5.00		4/15/2025		4,942
5,000	Home BancShares, Inc. (3 mo. LIBOR + 3.58%)	5.63	(h)	4/15/2027		5,065
10,000	Huntington BancShares, Inc.	4.35		2/04/2023		10,347
20,000	J.P. Morgan Chase & Co.	2.95		10/01/2026		19,591
4,000	J.P. Morgan Chase & Co. (1 mo. LIBOR + 0.50%)	3.08	(b)	2/01/2027		3,664
5,000	J.P. Morgan Chase & Co.	4.25		10/01/2027		5,216
20,000	KeyBank, N.A.	3.40		5/20/2026		19,921
5,000	LegacyTexas Financial Group, Inc. (3 mo. LIBOR + 3.89%)	5.50	(h)	12/01/2025		5,038
5,000	Manufacturers & Traders Trust Co.	3.40		8/17/2027		5,115
10,417	MB Financial Bank, N.A. (3 mo. LIBOR + 1.87%)	4.00	(h)	12/01/2027		10,499
10,000	Morgan Stanley	4.88		11/01/2022		10,593
16,000	MUFG Americas Holdings Corp.	3.00		2/10/2025		15,737
10,000	MUFG Union Bank, N.A.	2.25		5/06/2019		9,999
1,000	People’s United Bank, N.A.	4.00		7/15/2024		1,009
7,000	PNC Bank, N.A.	4.20		11/01/2025		7,409
10,000	PNC Financial Services Group, Inc.	2.85		11/09/2022		10,014
5,000	PNC Financial Services Group, Inc.	3.15		5/19/2027		5,000
5,818	Santander Holdings USA, Inc.	4.40		7/13/2027		5,915
10,000	State Street Corp. (3 mo. LIBOR + 1.00%)	3.61	(b)	6/15/2047		7,917
5,000	Sterling National Bank (3 mo. LIBOR + 3.94%)	5.25	(h)	4/01/2026		5,037
6,021	Susquehanna Bancshares, Inc.	5.38		8/15/2022		6,450
10,000	Synovus Financial Corp. (5 Yr. Semi-Annual Swap + 3.38%)	5.90	(h)	2/07/2029		10,250
10,000	TCF National Bank	6.25		6/08/2022		10,626
2,335	Texas Capital Bank N.A.	5.25		1/31/2026		2,376
11,062	TowneBank (3 mo. LIBOR + 2.55%)	4.50	(h)	7/30/2027		11,107
5,000	U.S. Bancorp.	3.10		4/27/2026		4,971
10,000	Union Bankshares Corp. (3 mo. LIBOR + 3.18%)	5.00	(h)	12/15/2026		10,054
16,800	USB Realty Corp. (3 mo. LIBOR + 1.15%) (a)	3.74	(b)	—	(i)	14,521
5,000	Webster Financial Corp.	4.38		2/15/2024		5,134
20,000	Wells Fargo & Co.	3.00		10/23/2026		19,475

						484,494

	Diversified Financial Services (1.9%)
10,000	Air Lease Corp.	3.63		4/01/2027		9,667
5,000	Capital One Bank USA, N.A.	3.38		2/15/2023		5,013
20,000	Capital One Financial Corp.	4.75		7/15/2021		20,843
10,000	Capital One Financial Corp.	3.75		4/24/2024		10,220
15,000	Capital One Financial Corp.	3.75		3/09/2027		14,887
4,875	Credit Acceptance Corp. (a)	6.63		3/15/2026		5,143
10,000	Cullen/Frost Capital Trust II (3 mo. LIBOR + 1.55%)	4.18	(b)	3/01/2034		8,647
4,492	Grain Spectrum Funding II, LLC (a)	3.29		10/10/2019		4,471
10,000	ILFC E-Capital Trust I (Highest of 3 mo. LIBOR/10 Year CMT/30 Year CMT + 1.55%) (a)	4.57	(b)	12/21/2065		7,526
15,000	Intercontinental Exchange, Inc.	3.10		9/15/2027		14,861
9,500	National Rural Utilities Cooperative Finance Corp. (3 mo. LIBOR + 2.91%)	4.75	(h)	4/30/2043		9,329
20,000	Pine Street Trust I (a)	4.57		2/15/2029		20,398
13,500	Synchrony Financial	3.95		12/01/2027		12,938
9,250	Synchrony Financial	5.15		3/19/2029		9,565
4,428	Washington Aircraft 1 Co. (NBGA - United States Government)	2.64		9/15/2026		4,439

						157,947

	Insurance (4.9%)
5,000	Allstate Corp. (3 mo. LIBOR + 2.94%)	5.75	(h)	8/15/2053		5,159
10,000	Alterra Finance, LLC	6.25		9/30/2020		10,437
10,000	American International Group, Inc.	3.88		1/15/2035		9,281
10,000	AmTrust Financial Services, Inc.	6.13		8/15/2023		9,828
5,000	Assurant, Inc.	4.90		3/27/2028		5,209
20,000	Athene Global Funding (a)	3.00		7/01/2022		19,989
8,000	Athene Holding Ltd.	4.13		1/12/2028		7,777

Portfolio of Investments | 10

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
$15,000	AXA Equitable Holdings, Inc.	4.35%		4/20/2028	$15,370
15,000	Chubb INA Holdings, Inc.	3.35		5/15/2024	15,396
11,500	Genworth Holdings, Inc. (3 mo. LIBOR + 2.00%)	4.69	(b)	11/15/2036	6,411
10,000	Global Atlantic Financial Co. (a)	8.63		4/15/2021	10,975
13,086	Hanover Insurance Group, Inc.	4.50		4/15/2026	13,358
14,000	Hartford Financial Services Group, Inc. (3 mo. LIBOR + 2.13%) (a)	4.81	(b)	2/12/2047	12,542
10,000	Jackson National Life Global Funding (a)	2.50		6/27/2022	9,886
20,000	Jackson National Life Global Funding (a)	3.25		1/30/2024	20,112
25,500	Kemper Corp.	4.35		2/15/2025	26,160
10,000	Lincoln National Corp.	4.20		3/15/2022	10,353
15,000	Lincoln National Corp. (3 mo. LIBOR + 2.36%)	5.04	(b)	5/17/2066	12,926
5,000	Loews Corp.	3.75		4/01/2026	5,167
10,000	MassMutual Global Funding II (a)	3.60		4/09/2024	10,259
10,000	MassMutual Global Funding II (a)	2.75		6/22/2024	9,904
15,000	Mercury General Corp.	4.40		3/15/2027	14,881
10,000	MetLife, Inc.	4.13		8/13/2042	10,176
29,505	Nationwide Mutual Insurance Co. (3 mo. LIBOR + 2.29%) (a)	4.90	(b)	12/15/2024	29,365
5,000	Nuveen Finance, LLC (a)	4.13		11/01/2024	5,265
4,000	Ohio National Financial Services, Inc. (a)	6.38		4/30/2020	4,135
5,000	Ohio National Financial Services, Inc. (a)	6.63		5/01/2031	5,944
20,000	Old Republic International Corp.	3.88		8/26/2026	20,189
10,000	Primerica, Inc.	4.75		7/15/2022	10,490
10,000	ProAssurance Corp.	5.30		11/15/2023	10,697
10,000	Prudential Financial, Inc. (3 mo. LIBOR + 3.92%)	5.63	(h)	6/15/2043	10,492
5,000	Prudential Financial, Inc.	4.35		2/25/2050	5,263
17,050	StanCorp Financial Group, Inc.	5.00		8/15/2022	18,022
7,670	Torchmark Corp.	4.55		9/15/2028	8,119

					399,537

	Investment Companies (0.5%)
10,000	Ares Capital Corp.	3.50		2/10/2023	9,900
5,000	Ares Capital Corp.	4.25		3/01/2025	4,947
5,120	FS KKR Capital Corp.	4.00		7/15/2019	5,125
5,000	Main Street Capital Corp.	4.50		12/01/2019	5,029
4,500	Main Street Capital Corp.	4.50		12/01/2022	4,541
7,800	Main Street Capital Corp.	5.20		5/01/2024	7,831

					37,373

	REITS (2.1%)
5,000	Alexandria Real Estate Equities, Inc.	4.50		7/30/2029	5,286
5,000	AvalonBay Communities, Inc.	3.45		6/01/2025	5,126
2,679	AvalonBay Communities, Inc.	3.20		1/15/2028	2,688
10,000	Boston Properties, LP	3.85		2/01/2023	10,321
7,500	Columbia Property Trust Operating Partnership, LP	3.65		8/15/2026	7,209
10,000	Crown Castle International Corp.	5.25		1/15/2023	10,742
10,000	EPR Properties	4.75		12/15/2026	10,313
9,000	ERP Operating, LP	2.85		11/01/2026	8,818
7,000	Federal Realty Investment Trust	3.00		8/01/2022	7,018
10,000	Federal Realty Investment Trust	2.75		6/01/2023	9,881
1,852	Federal Realty Investment Trust	3.25		7/15/2027	1,828
5,000	Hospitality Properties Trust	4.95		2/15/2027	5,038
5,000	Hudson Pacific Properties, LP	3.95		11/01/2027	4,878
1,979	Hudson Pacific Properties, LP	4.65		4/01/2029	2,041
4,901	MPT Operating Partnership, LP / MPT Finance Corp.	5.25		8/01/2026	5,011
5,000	National Retail Properties, Inc.	4.00		11/15/2025	5,150
7,500	Physicians Realty, LP	4.30		3/15/2027	7,478
5,000	Realty Income Corp.	4.13		10/15/2026	5,265
6,000	Realty Income Corp.	3.00		1/15/2027	5,869
4,000	Sabra Health Care, LP	5.13		8/15/2026	3,971
6,000	Sabra Health Care, LP / Sabra Capital Corp.	5.38		6/01/2023	6,128
4,444	SL Green Operating Partnership, LP	3.25		10/15/2022	4,450
7,500	Spirit Realty, LP	4.45		9/15/2026	7,457

11 | USAA Income Fund

Principal Amount (000)	Security	Coupon Rate		Maturity		Market Value (000)
$5,450	Starwood Property Trust, Inc.	3.63%		2/01/2021		$5,436
5,000	STORE Capital Corp.	4.63		3/15/2029		5,148
15,000	Washington REIT	3.95		10/15/2022		15,338

						167,888

	Savings & Loans (0.9%)
15,000	Banc of California, Inc.	5.25		4/15/2025		15,328
10,000	First Niagara Financial Group, Inc.	7.25		12/15/2021		11,033
10,000	New York Community Bancorp, Inc. (1 mo. LIBOR + 2.78%)	5.90	(h)	11/06/2028		10,109
19,685	People’s United Financial, Inc.	3.65		12/06/2022		20,056
8,000	Sterling Bancorp.	3.50		6/08/2020		8,010
10,000	TIAA FSB Holdings, Inc.	5.75		7/02/2025		10,566

						75,102

	Total Financial					1,322,341

	Government (0.0%)
	Regional(state/province) (0.0%)
1,000	Mashantucket (Western) Pequot Tribe (g),(j)	7.35		7/01/2026		155

	Industrial (3.8%)
	Aerospace/Defense (0.5%)
17,750	Arconic, Inc.	5.13		10/01/2024		18,315
10,000	Lockheed Martin Corp.	3.60		3/01/2035		9,915
10,000	Raytheon Co.	4.20		12/15/2044		10,734

						38,964

	Building Materials (0.0%)
3,000	Eagle Materials, Inc.	4.50		8/01/2026		3,044

	Electrical Components & Equipment (0.3%)
10,000	Hubbell, Inc.	3.35		3/01/2026		9,783
5,000	Hubbell, Inc.	3.50		2/15/2028		4,893
10,000	Molex Electronic Technologies, LLC (a)	3.90		4/15/2025		10,077

						24,753

	Electronics (0.1%)
2,604	Keysight Technologies, Inc.	4.60		4/06/2027		2,703
3,000	Trimble, Inc.	4.15		6/15/2023		3,085

						5,788

	Hand/Machine Tools (0.2%)
8,295	Kennametal, Inc.	4.63		6/15/2028		8,475
10,000	Snap-on, Inc.	3.25		3/01/2027		9,977

						18,452

	Machinery-Diversified (0.2%)
14,050	Wabtec Corp.	3.45		11/15/2026		13,136

	Metal Fabrication/Hardware (0.1%)
8,890	Worthington Industries, Inc.	4.30		8/01/2032		8,650

	Miscellaneous Manufacturers (0.7%)
15,000	Eaton Corp.	2.75		11/02/2022		14,992
10,000	Eaton Corp.	3.10		9/15/2027		9,846
11,842	General Electric Co. (3 mo. LIBOR + 3.33%)	5.00	(h)	—	(i)	11,230
15,000	General Electric Co. / LJ VP Holdings, LLC (a)	3.80		6/18/2019		15,015
5,000	Hillenbrand, Inc.	5.50		7/15/2020		5,139
1,500	Ingersoll-Rand Co.	9.00		8/15/2021		1,673

						57,895

Portfolio of Investments | 12

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Packaging & Containers (0.3%)
$5,000	Ball Corp.	5.25%	7/01/2025	$5,306
5,000	Crown Americas, LLC / Crown Americas Capital Corp.	4.25	9/30/2026	4,888
2,000	Graphic Packaging International, LLC (f)	4.13	8/15/2024	2,000
9,000	Sealed Air Corp. (a)	6.88	7/15/2033	9,855

				22,049

	Transportation (1.3%)
8,000	Burlington Northern Santa Fe, LLC	3.75	4/01/2024	8,345
10,000	Burlington Northern Santa Fe, LLC	3.65	9/01/2025	10,416
7,000	Burlington Northern Santa Fe, LLC	3.90	8/01/2046	7,039
10,000	FedEx Corp.	3.90	2/01/2035	9,494
5,000	J.B. Hunt Transport Services, Inc.	3.85	3/15/2024	5,143
7,000	Kansas City Southern	3.13	6/01/2026	6,754
5,000	Ryder System, Inc.	3.45	11/15/2021	5,069
9,412	Ryder System, Inc.	3.40	3/01/2023	9,516
5,000	TTX Co. (a)	4.15	1/15/2024	5,102
10,000	TTX Co. (a)	3.60	1/15/2025	10,254
10,000	Union Pacific Corp.	3.38	2/01/2035	9,468
10,000	Union Pacific Corp.	4.25	4/15/2043	10,008
12,000	Union Pacific Corp.	4.30	3/01/2049	12,377

				108,985

	Trucking & Leasing (0.1%)
5,000	Penske Truck Leasing Co., LP / PTL Finance Corp. (a)	3.95	3/10/2025	5,080

	Total Industrial			306,796

	Technology (1.3%)
	Computers (0.1%)
2,500	Dell International, LLC / EMC Corp. (a)	5.88	6/15/2021	2,547
5,000	Dell International, LLC / EMC Corp. (a)	4.90	10/01/2026	5,126

				7,673

	Semiconductors (0.6%)
5,000	Analog Devices, Inc.	4.50	12/05/2036	5,031
10,000	Applied Materials, Inc.	3.30	4/01/2027	10,102
10,000	Applied Materials, Inc.	5.10	10/01/2035	11,478
5,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.63	1/15/2024	4,967
7,000	QUALCOMM, Inc.	3.25	5/20/2027	6,967
10,000	QUALCOMM, Inc.	4.65	5/20/2035	10,843

				49,388

	Software (0.6%)
7,500	Activision Blizzard, Inc.	3.40	9/15/2026	7,478
10,000	Microsoft Corp.	3.30	2/06/2027	10,260
20,000	Microsoft Corp.	4.20	11/03/2035	21,795
10,000	Microsoft Corp.	3.45	8/08/2036	9,957

				49,490

	Total Technology			106,551

	Utilities (5.7%)
	Electric (4.6%)
5,000	AES Corp.	4.88	5/15/2023	5,090
10,000	AES Corp.	5.50	4/15/2025	10,405
5,000	Atlantic City Electric Co.	3.38	9/01/2024	5,022
15,000	Berkshire Hathaway Energy Co.	4.50	2/01/2045	15,889
5,000	Black Hills Corp.	5.88	7/15/2020	5,166
10,000	Black Hills Corp.	4.25	11/30/2023	10,373
15,000	Cleco Corporate Holdings, LLC	3.74	5/01/2026	14,809

13 | USAA Income Fund

Principal Amount (000)	Security	Coupon Rate		Maturity		Market Value (000)
$10,000	Consumers Energy Co.	3.95%		7/15/2047		$10,223
5,000	Delmarva Power & Light Co.	4.15		5/15/2045		5,122
7,000	Duke Energy Carolinas, LLC	3.88		3/15/2046		6,979
10,000	Duke Energy Indiana, LLC	3.75		5/15/2046		9,740
10,000	Duke Energy Progress, LLC	4.15		12/01/2044		10,379
3,500	Duquesne Light Holdings, Inc. (a)	5.90		12/01/2021		3,712
4,000	Entergy Arkansas, LLC	3.05		6/01/2023		4,024
7,000	Entergy Louisiana, LLC	4.95		1/15/2045		7,324
5,000	Entergy Mississippi, LLC	3.25		12/01/2027		4,903
10,000	Entergy Texas, Inc.	2.55		6/01/2021		9,877
15,000	Entergy Texas, Inc.	3.45		12/01/2027		14,698
5,000	Georgia Power Co.	3.25		4/01/2026		4,887
10,000	Gulf Power Co.	3.30		5/30/2027		10,058
7,500	ITC Holdings Corp.	3.35		11/15/2027		7,449
3,168	Mississippi Power Co.	4.25		3/15/2042		3,080
10,000	Monongahela Power Co. (a)	4.10		4/15/2024		10,484
4,000	NextEra Energy Capital Holdings, Inc. (3 mo. LIBOR + 2.13%)	4.74	(b)	6/15/2067		3,493
15,000	Northern States Power Co.	4.00		8/15/2045		15,254
20,000	Northern States Power Co.	3.60		5/15/2046		19,355
5,000	Oncor Electric Delivery Co., LLC	3.75		4/01/2045		4,958
15,000	Pacific Gas & Electric Co. (f),(k)	2.95		3/01/2026		13,575
3,530	Pedernales Electric Cooperative, Inc. (a)	5.95		11/15/2022		3,915
5,000	Potomac Electric Power Co.	4.15		3/15/2043		5,160
26,130	PPL Capital Funding, Inc. (3 mo. LIBOR + 2.67%)	5.27	(b)	3/30/2067		24,022
10,000	Public Service Electric & Gas Co.	3.80		3/01/2046		9,963
5,000	South Carolina Electric & Gas Co.	5.30		5/15/2033		5,712
5,000	South Carolina Electric & Gas Co.	4.10		6/15/2046		5,097
10,000	Southern California Edison Co. (3 mo. LIBOR + 4.20%)	6.25	(h)	—	(i)	10,008
10,000	Southern Co.	3.25		7/01/2026		9,873
5,000	System Energy Resources, Inc.	4.10		4/01/2023		5,166
10,000	Tri-State Generation & Transmission Association, Inc.	4.70		11/01/2044		10,395
10,000	Tri-State Generation & Transmission Association, Inc.	4.25		6/01/2046		9,925
15,000	WEC Energy Group, Inc. (3 mo. LIBOR + 2.11%)	4.80	(b)	5/15/2067		13,001
10,000	Xcel Energy, Inc.	3.30		6/01/2025		10,080

						368,645

	Gas (0.7%)
10,000	Atmos Energy Corp.	4.13		10/15/2044		10,317
10,000	National Fuel Gas Co.	4.90		12/01/2021		10,332
10,000	National Fuel Gas Co.	5.20		7/15/2025		10,606
10,000	National Fuel Gas Co.	3.95		9/15/2027		9,624
7,000	Southern Co. Gas Capital Corp.	3.25		6/15/2026		6,850
11,880	Spire, Inc.	3.54		2/27/2024		11,771

						59,500

	Water (0.4%)
10,000	American Water Capital Corp.	2.95		9/01/2027		9,748
10,000	Aqua America, Inc.	4.28		5/01/2049		10,033
15,000	Aquarion Co. (a)	4.00		8/15/2024		15,346

						35,127

	Total Utilities					463,272

	Total Corporate Obligations (cost: $3,714,348)					3,758,399

	EURODOLLAR AND YANKEE OBLIGATIONS (18.6%)
	Basic Materials (1.9%)
	Chemicals (0.6%)
10,000	Air Liquide Finance S.A. (a)	3.50		9/27/2046		9,266
10,000	Braskem Finance Ltd.	6.45		2/03/2024		10,930

Portfolio of Investments | 14

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$10,000	Nutrien Ltd.	3.00%	4/01/2025	$9,750
5,000	SASOL Financing USA, LLC	5.88	3/27/2024	5,309
5,000	Syngenta Finance N.V. (a)	3.93	4/23/2021	5,045
2,000	Yara International ASA (a)	7.88	6/11/2019	2,011
11,673	Yara International ASA (a)	4.75	6/01/2028	12,113

				54,424

	Iron/Steel (0.3%)
10,000	ArcelorMittal	6.25	2/25/2022	10,794
1,968	Vale Overseas Ltd.	4.38	1/11/2022	2,012
9,000	Vale Overseas Ltd.	6.25	8/10/2026	9,873

				22,679

	Mining (1.0%)
2,500	Anglo American Capital plc (a)	3.75	4/10/2022	2,527
5,000	Anglo American Capital plc (a)	4.88	5/14/2025	5,280
6,667	Anglo American Capital plc (a)	4.00	9/11/2027	6,558
20,000	Fresnillo plc (a)	5.50	11/13/2023	21,375
5,000	Glencore Funding, LLC (a)	4.13	5/30/2023	5,111
15,000	Glencore Funding, LLC (a)	4.00	3/27/2027	14,728
6,700	Glencore Funding, LLC (a)	4.88	3/12/2029	6,823
10,000	Kinross Gold Corp.	5.95	3/15/2024	10,813
2,000	Kinross Gold Corp.	4.50	7/15/2027	1,937
5,000	Teck Resources Ltd.	6.13	10/01/2035	5,464

				80,616

	Total Basic Materials			157,719

	Communications (0.7%)
	Internet (0.1%)
3,000	Tencent Holdings Ltd. (a)	3.93	1/19/2038	2,882

	Media (0.1%)
10,000	Pearson Funding Four plc (a),(f)	3.75	5/08/2022	10,046

	Telecommunications (0.5%)
14,000	British Telecommunications plc	5.13	12/04/2028	15,146
15,000	Deutsche Telekom International Finance B.V. (a)	3.60	1/19/2027	14,908
5,000	Deutsche Telekom International Finance B.V. (a)	4.75	6/21/2038	5,191
6,667	Vodafone Group plc	5.00	5/30/2038	6,766

				42,011

	Total Communications			54,939

	Consumer, Cyclical (1.2%)
	Airlines (1.1%)
3,650	Air Canada Pass-Through Trust (a),(f)	5.38	5/15/2021	3,737
19,430	Air Canada Pass-Through Trust (a)	4.13	5/15/2025	19,936
8,396	Air Canada Pass-Through Trust (a)	3.60	3/15/2027	8,408
5,277	Air Canada Pass-Through Trust (a)	3.75	12/15/2027	5,363
15,309	British Airways Pass-Through Trust (a)	4.63	6/20/2024	16,000
4,057	British Airways Pass-Through Trust (a)	3.80	9/20/2031	4,135
11,927	Latam Airlines Pass-Through Trust	4.20	11/15/2027	11,878
7,460	Turkish Airlines Pass-Through Trust (a)	4.20	3/15/2027	6,695
585	Virgin Australia Pass-Through Trust (a)	6.00	10/23/2020	594
2,152	Virgin Australia Pass-Through Trust (a)	5.00	10/23/2023	2,201
10,000	WestJet Airlines Ltd. (a)	3.50	6/16/2021	9,935

				88,882

	Auto Manufacturers (0.1%)
5,000	Daimler Finance, N.A., LLC (a)	2.25	7/31/2019	4,992

	Total Consumer, Cyclical			93,874

15 | USAA Income Fund

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
	Consumer, Non-cyclical (1.7%)
	Agriculture (0.6%)
$5,000	BAT Capital Corp.	4.39%		8/15/2037	$4,551
20,000	BAT International Finance plc (a)	3.95		6/15/2025	20,164
20,000	Imperial Brands Finance plc (a)	4.25		7/21/2025	20,528

					45,243

	Beverages (0.7%)
20,000	Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc. (a)	4.70		2/01/2036	20,354
6,500	Anheuser-Busch InBev Worldwide, Inc.	4.38		4/15/2038	6,345
5,250	Anheuser-Busch InBev Worldwide, Inc.	5.45		1/23/2039	5,734
2,000	Bacardi Ltd. (a)	4.45		5/15/2025	2,060
5,000	Bacardi Ltd. (a)	2.75		7/15/2026	4,486
10,000	Bacardi Ltd. (a)	4.70		5/15/2028	10,225
7,500	Becle S.A.B de C.V. (a)	3.75		5/13/2025	7,366

					56,570

	Food (0.1%)
4,000	Kerry Group Financial Services (a)	3.20		4/09/2023	3,983
5,000	Smithfield Foods, Inc. (a)	4.25		2/01/2027	4,854

					8,837

	Pharmaceuticals (0.3%)
10,000	GlaxoSmithKline Capital, Inc.	4.20		3/18/2043	10,400
5,000	Takeda Pharmaceutical Co. Ltd. (a)	5.00		11/26/2028	5,468
15,000	Teva Pharmaceutical Finance Netherlands III B.V.	3.15		10/01/2026	12,599

					28,467

	Total Consumer, Non-cyclical				139,117

	Diversified (0.5%)
	Holding Companies-Diversified (0.5%)
7,500	CK Hutchison International Ltd. (a)	2.75		10/03/2026	7,119
10,000	CK Hutchison International Ltd. (a),(f)	3.50		4/05/2027	10,001
10,000	CK Hutchison International Ltd. (a)	3.25		9/29/2027	9,785
5,000	Hutchison Whampoa International Ltd. (a)	4.63		1/13/2022	5,207
10,000	Hutchison Whampoa International Ltd. (a)	3.63		10/31/2024	10,273

	Total Diversified				42,385

	Energy (1.1%)
	Oil & Gas (0.9%)
4,500	Aker BP ASA (a)	5.88		3/31/2025	4,747
5,000	BP Capital Markets plc	3.28		9/19/2027	4,994
10,000	BP Capital Markets plc	3.72		11/28/2028	10,279
11,000	Eni SpA (a)	4.75		9/12/2028	11,516
5,000	Noble Holding International Ltd.	7.95		4/01/2025	4,438
7,407	Petrobras Global Finance B.V.	5.75		2/01/2029	7,444
6,000	Petroleos Mexicanos	5.38		3/13/2022	6,160
15,000	Saudi Arabian Oil Co. (a)	4.25		4/16/2039	14,696
10,000	Shell International Finance B.V.	3.63		8/21/2042	9,720

					73,994

	Pipelines (0.2%)
6,000	APT Pipelines Ltd. (a)	4.25		7/15/2027	6,103
12,124	TransCanada PipeLines Ltd. (3 mo. LIBOR + 2.21%)	4.89	(b)	5/15/2067	10,084

					16,187

	Total Energy				90,181

Portfolio of Investments | 16

Principal Amount (000)	Security	Coupon Rate		Maturity		Market Value (000)
	Financial (8.3%)
	Banks (6.5%)
$15,000	ABN AMRO Bank N.V. (a)	4.75%		7/28/2025		$15,732
10,000	ABN AMRO Bank N.V. (a)	4.80		4/18/2026		10,518
10,000	Australia & New Zealand Banking Group Ltd. (a)	4.40		5/19/2026		10,242
1,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand (1 mo. LIBOR + 3.00%) (a)	5.95	(h)	10/01/2028		1,053
7,500	Bank of Montreal (5 Yr. Semi-Annual Swap + 1.43%)	3.80	(h)	12/15/2032		7,303
10,000	Bank of Nova Scotia	4.50		12/16/2025		10,497
5,000	Banque Federative du Credit Mutuel S.A. (a)	2.70		7/20/2022		4,964
12,300	Barclays plc	4.84		5/09/2028		12,344
10,000	BBVA Bancomer S.A. (a)	4.38		4/10/2024		10,325
5,000	BNP Paribas S.A. (3 mo. LIBOR + 1.29%) (a)	7.20	(h)	—	(i)	5,308
10,000	BNP Paribas S.A. (1 mo. LIBOR + 2.24%) (a)	4.71	(h)	1/10/2025		10,482
5,000	BNP Paribas S.A. (a)	4.38		9/28/2025		5,126
10,000	BNP Paribas S.A. (a)	4.38		5/12/2026		10,207
4,000	BNP Paribas S.A. (a)	4.63		3/13/2027		4,130
9,200	BPCE S.A. (a)	3.00		5/22/2022		9,156
5,000	BPCE S.A. (a)	4.00		9/12/2023		5,117
9,524	BPCE S.A. (a)	3.50		10/23/2027		9,299
10,000	BPCE S.A. (a)	3.25		1/11/2028		9,804
3,177	Canadian Imperial Bank of Commerce (a)	7.26		4/10/2032		3,713
10,000	Commonwealth Bank of Australia (a)	3.25		7/20/2023		10,232
10,000	Cooperatieve Rabobank U.A.	3.88		2/08/2022		10,293
16,903	Cooperatieve Rabobank U.A.	3.95		11/09/2022		17,219
8,000	Cooperatieve Rabobank U.A. (5-Yr. Semi-Annual Swap + 1.89%)	4.00	(h)	4/10/2029		8,022
14,286	Credit Agricole S.A. (a)	3.25		10/04/2024		14,153
15,000	Credit Agricole S.A. (a)	4.13		1/10/2027		15,355
21,400	Credit Suisse Group AG (a)	3.57		1/09/2023		21,588
4,445	Credit Suisse Group AG (3 mo. LIBOR + 1.41%) (a)	3.87	(h)	1/12/2029		4,411
10,000	Credit Suisse Group Funding Guernsey Ltd.	4.55		4/17/2026		10,545
5,000	Danske Bank A/S (a)	5.38		1/12/2024		5,239
10,000	Deutsche Bank AG	5.00		2/14/2022		10,202
15,000	HSBC Bank plc (6 mo. LIBOR + 0.25%)	3.13	(b)	—	(i)	10,983
10,000	HSBC Holdings plc	3.90		5/25/2026		10,205
5,000	HSBC Holdings plc	4.38		11/23/2026		5,146
14,100	ING Groep N.V.	3.95		3/29/2027		14,266
25,000	Lloyds Banking Group plc	3.75		1/11/2027		24,818
5,000	Lloyds Banking Group plc (3 mo. LIBOR + 1.21%)	3.57	(h)	11/07/2028		4,883
20,000	Mizuho Financial Group, Inc.	3.17		9/11/2027		19,762
5,000	National Australia Bank Ltd.	3.00		1/20/2023		5,016
11,000	Nordea Bank AB (a)	4.88		5/13/2021		11,297
20,000	Royal Bank of Canada	4.65		1/27/2026		21,319
10,000	Royal Bank of Scotland Group plc	6.13		12/15/2022		10,706
5,000	Royal Bank of Scotland Group plc	6.10		6/10/2023		5,364
7,000	Royal Bank of Scotland Group plc	3.88		9/12/2023		7,068
4,000	Royal Bank of Scotland Group plc (3 mo. LIBOR + 1.76%)	4.27	(h)	3/22/2025		4,081
5,000	Royal Bank of Scotland Group plc	4.80		4/05/2026		5,252
10,000	Royal Bank of Scotland Group plc (1 mo. LIBOR + 1.91%)	5.08	(h)	1/27/2030		10,699
5,000	Santander UK Group Holdings plc	3.57		1/10/2023		5,020
20,000	Santander UK plc (a)	5.00		11/07/2023		20,835
5,000	Santander UK plc	4.00		3/13/2024		5,218
7,500	Standard Chartered plc (1 mo. LIBOR + 1.97%) (a)	4.87	(h)	3/15/2033		7,650
7,500	Suncorp-Metway Ltd. (a)	2.80		5/04/2022		7,449
7,500	Swedbank AB (a)	2.65		3/10/2021		7,430
10,000	Toronto-Dominion Bank (5-Yr. Semi-Annual Swap + 2.21%)	3.63	(h)	9/15/2031		9,879

17 | USAA Income Fund

Principal Amount (000)	Security	Coupon Rate		Maturity		Market Value (000)
$10,000	Westpac Banking Corp. (5 Yr. Semi-Annual Swap + 2.24%)	4.32	%(h)	11/23/2031		$10,043

						526,968

	Diversified Financial Services (0.4%)
7,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.63		7/01/2022		7,273
10,000	Brookfield Finance, Inc.	4.85		3/29/2029		10,520
10,000	ORIX Corp.	3.70		7/18/2027		10,165

						27,958

	Insurance (0.6%)
19,300	Oil Insurance Ltd. (3 mo. LIBOR + 2.98%) (a)	5.57	(b)	—	(i)	18,785
20,000	QBE Capital Funding III Ltd. (10 Yr. Semi-Annual Swap + 4.05%) (a)	7.25	(h)	5/24/2041		21,102
5,000	XLIT Ltd. (3 mo. LIBOR + 2.46%)	5.05	(b)	—	(i)	4,871
5,000	XLIT Ltd.	4.45		3/31/2025		5,192

						49,950

	REITS (0.4%)
5,000	Scentre Group Trust (a)	2.38		4/28/2021		4,939
10,000	Scentre Group Trust (a)	3.25		10/28/2025		9,823
20,000	WEA Finance, LLC / Westfield UK & Europe Finance plc (a)	3.75		9/17/2024		20,497

						35,259

	Savings & Loans (0.4%)
20,000	Nationwide Building Society (a)	4.00		9/14/2026		19,701
12,000	Nationwide Building Society (1 mo. LIBOR + 1.85%) (a)	4.13	(h)	10/18/2032		11,410

						31,111

	Total Financial					671,246

	Government (0.1%)
	Multi-National (0.1%)
5,000	Caribbean Development Bank (a)	4.38		11/09/2027		5,188

	Industrial (2.2%)
	Aerospace/Defense (0.1%)
5,000	Rolls-Royce plc (a)	3.63		10/14/2025		5,018

	Building Materials (0.3%)
3,462	Boral Finance Proprietary Ltd. (a)	3.75		5/01/2028		3,357
9,250	Cemex SAB de CV (a),(f)	7.75		4/16/2026		10,129
10,000	Holcim U.S. Finance Sarl & Cie SCS (a)	6.00		12/30/2019		10,178
1,435	LafargeHolcim Finance U.S., LLC (a)	3.50		9/22/2026		1,377

						25,041

	Electronics (0.1%)
4,800	Tyco Electronics Group S.A.	3.13		8/15/2027		4,660

	Engineering & Construction (0.4%)
10,000	Heathrow Funding Ltd. (a)	4.88		7/15/2021		10,373
15,000	Sydney Airport Finance Co. Proprietary Ltd. (a)	3.90		3/22/2023		15,399
10,000	Sydney Airport Finance Co. Proprietary Ltd.	3.63		4/28/2026		9,971

						35,743

	Machinery-Diversified (0.3%)
15,000	CNH Industrial N.V.	4.50		8/15/2023		15,564

Portfolio of Investments | 18

Principal Amount (000)	Security	Coupon Rate		Maturity		Market Value (000)
$5,000	CNH Industrial N.V.	3.85%		11/15/2027		$4,783

						20,347

	Miscellaneous Manufacturers (0.5%)
20,000	Siemens Financieringsmatschappij N.V. (a)	3.25		5/27/2025		20,257
10,000	Siemens Financieringsmatschappij N.V. (a)	3.40		3/16/2027		10,132
12,250	Smiths Group plc (a)	3.63		10/12/2022		12,171

						42,560

	Packaging & Containers (0.3%)
4,750	Amcor Finance USA, Inc. (a)	3.63		4/28/2026		4,699
5,500	Brambles USA, Inc. (a)	4.13		10/23/2025		5,610
7,500	CCL Industries, Inc. (a)	3.25		10/01/2026		7,197
2,500	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu (a)	5.13		7/15/2023		2,539
5,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu (a)	7.00		7/15/2024		5,178

						25,223

	Transportation (0.1%)
12,000	Canadian National Railway Co.	2.75		3/01/2026		11,770

	Trucking & Leasing (0.1%)
6,460	Avolon Holdings Funding Ltd. (a)	4.38		5/01/2026		6,430
3,000	DAE Funding, LLC (a)	5.00		8/01/2024		3,090

						9,520

	Total Industrial					179,882

	Utilities (0.9%)
	Electric (0.9%)
5,000	Comision Federal de Electricidad (a)	4.75		2/23/2027		5,106
5,000	EDP Finance B.V. (a),(f)	5.25		1/14/2021		5,168
25,000	Electricite de France S.A. (10 Yr. Semi-Annual Swap + 3.71%) (a)	5.25	(h)	—	(i)	25,266
6,000	Emera U.S. Finance, LP	3.55		6/15/2026		5,938
10,000	Enel Chile S.A.	4.88		6/12/2028		10,614
5,000	Enel Finance International N.V. (a)	4.63		9/14/2025		5,201
5,000	Enel Finance International N.V. (a)	3.63		5/25/2027		4,821
10,000	Fortis, Inc.	3.06		10/04/2026		9,614
3,500	Transelec S.A. (a)	3.88		1/12/2029		3,410

	Total Utilities					75,138

	Total Eurodollar and Yankee Obligations (cost: $1,484,247)					1,509,669

	FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
10,000	Italy Government International Bond	5.38		6/15/2033		10,592
CAD15,000	Province of Alberta	2.55		12/15/2022		11,450
20,000	Province of Ontario	2.85		6/02/2023		15,459

	Total Foreign Government Obligations (cost: $45,841)					37,501

	MUNICIPAL OBLIGATIONS (6.5%)
	Arizona (0.0%)
$3,500	School Facilities Board	2.38		9/01/2019		3,498

	California (0.8%)
5,000	Industry Public Facilities Auth. (INS - Assured Guaranty Municipal Corp.)	3.47		1/01/2021		5,053
5,000	Industry Public Facilities Auth. (INS - Assured Guaranty Municipal Corp.)	3.82		1/01/2022		5,126
1,250	Las Virgenes Unified School District	5.54		8/01/2025		1,384
850	Placentia Yorba Linda Unified School District	5.40		8/01/2021		898
5,000	Port of Oakland	4.50		5/01/2030		5,268

19 | USAA Income Fund

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$75	Port of Oakland (PRE)	4.50%	5/01/2032	$81
11,625	Port of Oakland	4.50	5/01/2032	12,215
4,250	Riverside CCD	3.49	8/01/2023	4,392
3,000	Riverside CCD	3.61	8/01/2024	3,114
10,000	San Jose Redev. Agency Successor Agency	3.13	8/01/2028	9,991
5,250	San Marcos Redev. Agency Successor Agency	4.02	10/01/2025	5,563
6,500	San Marcos Redev. Agency Successor Agency	4.47	10/01/2029	7,058
2,000	Torrance Unified School District	5.52	8/01/2021	2,121
2,590	Vista Redev. Agency (INS - Assured Guaranty Municipal Corp.)	4.13	9/01/2030	2,701

				64,965

	Colorado (0.1%)
5,000	El Paso County	4.47	10/01/2035	5,312

	Connecticut (0.6%)
10,000	City of Bridgeport	4.03	8/15/2028	10,434
7,380	City of Bridgeport	4.08	8/15/2029	7,626
10,000	City of New Haven	4.68	8/01/2031	10,568
5,000	State	3.23	1/15/2025	5,001
2,500	State	3.90	9/15/2028	2,614
1,500	State of Connecticut	3.43	4/15/2028	1,511
3,845	Town of Hamden	4.93	8/15/2030	4,071
10,000	Town of Stratford	5.75	8/15/2030	10,824

				52,649

	Florida (0.4%)
3,250	City of Jacksonville	2.00	10/01/2019	3,238
3,000	City of Jacksonville	2.37	10/01/2020	2,986
8,250	Miami-Dade County Aviation	2.70	10/01/2026	8,072
10,000	Miami-Dade County School Board (INS - Assured Guaranty Municipal Corp.)	5.38	5/01/2031	10,639
6,000	Palm Beach County School District	5.40	8/01/2025	6,764

				31,699

	Georgia (0.0%)
2,000	Atlanta & Fulton County Recreation Auth.	3.80	12/15/2037	1,988
1,500	Atlanta & Fulton County Recreation Auth.	4.00	12/15/2046	1,463

				3,451

	Hawaii (0.3%)
900	City & County of Honolulu	2.81	11/01/2023	907
680	City & County of Honolulu	3.06	11/01/2025	688
775	City & County of Honolulu	3.16	11/01/2026	786
625	City & County of Honolulu	3.26	11/01/2027	635
690	City & County of Honolulu	3.36	11/01/2028	701
7,000	State	2.80	10/01/2027	6,844
3,000	State Department of Budget and Finance	3.25	1/01/2025	3,080
7,235	State Department of Budget and Finance	3.10	5/01/2026	7,352

				20,993

	Idaho (0.1%)
2,500	State Building Auth.	3.78	9/01/2030	2,553
2,120	State Building Auth.	3.93	9/01/2031	2,184
2,000	State Building Auth.	3.98	9/01/2032	2,059

				6,796

	Illinois (0.5%)
6,500	Chicago Midway International Airport	5.00	1/01/2025	7,293
8,000	Chicago Midway International Airport	5.00	1/01/2026	8,961
5,000	Chicago O’Hare International Airport	5.00	1/01/2021	5,255
6,500	City of Chicago Wastewater Transmission	5.84	1/01/2035	7,449
2,025	Finance Auth.	3.55	8/15/2029	2,019

Portfolio of Investments | 20

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$3,000	Finance Auth.	3.60%	8/15/2030	$2,984
4,500	Winnebago & Boone County School District No. 205	3.80	12/01/2026	4,571

				38,532

	Indiana (0.3%)
4,955	Finance Auth.	4.36	7/15/2029	5,322
4,260	Finance Auth.	4.53	7/15/2031	4,560
1,500	Finance Auth.	3.62	7/01/2036	1,500
9,520	Indiana Bond Bank	2.13	7/15/2019	9,510

				20,892

	Kansas (0.1%)
10,000	Dev. Finance Auth.	4.73	4/15/2037	10,964

	Kentucky (0.1%)
1,000	Economic Dev. Finance Auth. (INS - Assured Guaranty Municipal Corp.)	3.62	12/01/2025	1,013
2,335	Economic Dev. Finance Auth.	3.72	12/01/2026	2,366
1,985	Economic Dev. Finance Auth.	3.82	12/01/2027	2,021
1,000	Economic Dev. Finance Auth.	3.92	12/01/2028	1,024
1,500	Economic Dev. Finance Auth.	4.02	12/01/2029	1,540
1,300	Economic Dev. Finance Auth.	4.12	12/01/2030	1,341

				9,305

	Maine (0.1%)
5,000	Municipal Bond Bank	4.25	6/01/2023	5,280

	Maryland (0.1%)
2,290	EDC	4.05	6/01/2027	2,274
2,390	EDC	4.15	6/01/2028	2,357
2,495	EDC	4.25	6/01/2029	2,457
1,325	EDC	4.35	6/01/2030	1,303
1,385	EDC	4.40	6/01/2031	1,354

				9,745

	Mississippi (0.2%)
1,800	State	2.83	12/01/2024	1,810
2,000	State	3.03	12/01/2025	2,020
10,000	State	3.73	10/01/2032	10,113

				13,943

	New Jersey (0.5%)
2,525	City of Atlantic	4.23	9/01/2025	2,620
2,415	City of Atlantic	4.29	9/01/2026	2,514
14,310	EDA	4.45	6/15/2020	14,528
2,700	EDA	5.25	9/01/2022	2,846
2,500	EDA	5.71	6/15/2030	2,829
3,000	Educational Facilities Auth.	4.02	7/01/2039	3,081
500	South Jersey Port Corp.	5.00	1/01/2025	560
1,000	South Jersey Port Corp.	5.00	1/01/2026	1,139
1,000	South Jersey Port Corp.	5.00	1/01/2027	1,152
500	South Jersey Port Corp.	5.00	1/01/2028	582
5,000	Transportation Trust Fund Auth. (INS - AMBAC Assurance Corp.)	5.25	12/15/2022	5,541
3,320	Transportation Trust Fund Auth.	5.50	12/15/2022	3,708
1,810	Transportation Trust Fund Auth.	5.75	12/15/2028	2,016

				43,116

	New Mexico (0.0%)
1,250	Sandoval County	2.32	6/01/2019	1,250
1,000	Sandoval County	2.72	6/01/2020	999

				2,249

21 | USAA Income Fund

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	New York (0.6%)
$11,400	Dormitory Auth.	5.10%	8/01/2034	$12,166
10,000	Long Island Power Auth.(g)	5.25	5/01/2022	10,520
2,500	Long Island Power Auth.	3.98	9/01/2025	2,567
2,500	Long Island Power Auth.	4.13	9/01/2026	2,584
5,000	New York City Transitional Finance Auth.	5.00	2/01/2035	5,268
9,455	New York City Water & Sewer System	5.25	6/15/2040	9,496
1,370	New York City Water & Sewer System	5.25	6/15/2040	1,376
1,830	Town of Oyster Bay	3.80	2/01/2020	1,834
1,500	Town of Oyster Bay	3.95	2/01/2021	1,507

				47,318

	North Carolina (0.1%)
5,000	City of Kannapolis	7.28	3/01/2027	5,173

	Ohio (0.1%)
10,000	Cleveland Public Power	5.50	11/15/2038	10,356

	Oklahoma (0.2%)
10,250	Dev. Finance Auth.	5.45	8/15/2028	11,175
1,365	Dev. Finance Auth.	5.88	8/01/2037	1,157

				12,332

	Pennsylvania (0.4%)
5,045	Commonwealth Financing Auth.	3.86	6/01/2038	5,058
1,375	Economic Dev. Finance Auth.	3.20	11/15/2027	1,371
10,000	IDA(a)	3.56	7/01/2024	9,955
10,000	Philadelphia School District	5.06	9/01/2042	10,609
1,625	Public School Building Auth. (INS - Build America Mutual Assurance Co.)	2.84	12/01/2019	1,623
1,300	Public School Building Auth. (INS - Build America Mutual Assurance Co.)	4.08	12/01/2023	1,353
3,620	Scranton School District (Put Date 6/15/2019)(l)	4.13	6/15/2034	3,616

				33,585

	South Carolina (0.1%)
10,000	Public Service Auth.	4.77	12/01/2045	11,097

	Tennessee (0.2%)
2,000	Jackson Energy Auth.	2.90	4/01/2022	2,003
2,745	Jackson Energy Auth.	3.05	4/01/2023	2,761
3,915	Jackson Energy Auth.	3.20	4/01/2024	3,953
8,000	Metropolitan Nashville & Davidson County Health & Educational Board	4.05	7/01/2026	8,416

				17,133

	Texas (0.6%)
1,550	City of Austin CCD	6.76	8/01/2030	1,961
2,000	City of Austin CCD	6.91	8/01/2035	2,708
5,000	City of Houston Combined Utility System	5.00	11/15/2033	5,239
9,000	Colony Local Dev. Corp. (INS - Berkshire Hathaway Assurance Corp.)(g)	4.38	10/01/2033	9,853
12,570	Dallas-Fort Worth International Airport Facilities	4.00	11/01/2021	12,971
2,265	Dallas-Fort Worth International Airport Facilities	4.44	11/01/2021	2,366
9,700	Ector County Hospital District	7.18	9/15/2035	9,783
2,000	McLennan County Public Facility Corp.	3.90	6/01/2029	2,066
1,000	Nueces County Port of Corpus Christi Auth.	3.49	12/01/2025	1,018

				47,965

	Total Municipal Obligations (cost: $506,535)			528,348

Portfolio of Investments | 22

Principal Amount (000)	Security	Coupon Rate		Maturity		Market Value (000)
	PREFERRED BONDS (0.0%)
	Financial (0.0%)
	Insurance (0.0%)
$5,000	Catlin Insurance Co. Ltd. (3 mo. LIBOR + 2.98%) (a) (cost: $5,000)	5.57	%(b)	—	(i)	$4,916
	U.S. GOVERNMENT AGENCY ISSUES (4.6%)(m)
	Agency Collateral CMO (0.1%)
9,443	Freddie Mac (+)	4.00		6/15/2029		9,811

	Commercial MBS (3.6%)
11,250	Fannie Mae (+)	2.15		1/25/2023		11,097
4,834	Fannie Mae (+)	2.72	(e)	11/25/2024		4,822
3,500	Fannie Mae (+)	2.88	(e)	2/25/2027		3,474
2,500	Fannie Mae (+)	2.96	(e)	2/25/2027		2,506
7,105	Fannie Mae (+)	3.14	(e)	3/25/2028		7,144
65,285	Freddie Mac (+)(d)	0.96	(e)	10/25/2022		1,625
90,934	Freddie Mac (+)(d)	1.11	(e)	11/25/2022		2,649
56,197	Freddie Mac (+)(d)	1.49	(e)	1/25/2022		1,613
89,105	Freddie Mac (+)(d)	1.54	(e)	5/25/2022		3,195
67,918	Freddie Mac (+)(d)	1.57	(e)	6/25/2022		2,599
3,500	Freddie Mac (+)	1.60		8/15/2051		3,455
10,000	Freddie Mac (+)	2.59		5/25/2026		9,863
20,000	Freddie Mac (+)	2.65		8/25/2026		19,755
17,000	Freddie Mac (+)	2.77		5/25/2025		17,025
15,000	Freddie Mac (+)	2.81		1/25/2025		15,075
12,000	Freddie Mac (+)	2.85		3/25/2026		11,935
7,000	Freddie Mac (+)	3.00		12/25/2025		7,094
8,000	Freddie Mac (+)	3.01		7/25/2025		8,122
10,000	Freddie Mac (+)	3.02		1/25/2025		10,161
4,855	Freddie Mac (+)	3.12	(e)	10/25/2031		4,792
9,500	Freddie Mac (+)	3.17		3/25/2027		9,679
5,759	Freddie Mac (+)	3.19	(e)	9/25/2027		5,877
4,533	Freddie Mac (+)	3.24		8/25/2027		4,645
7,500	Freddie Mac (+)	3.29	(e)	3/25/2029		7,679
8,766	Freddie Mac (+)	3.30	(e)	11/25/2027		9,014
10,000	Freddie Mac (+)	3.37		7/25/2025		10,268
10,000	Freddie Mac (+)	3.41		12/25/2026		10,373
9,000	Freddie Mac (+)	3.43	(e)	1/25/2027		9,345
4,455	Freddie Mac (+)	3.46		11/25/2032		4,557
15,500	Freddie Mac (+)	3.51		4/25/2030		15,967
3,000	Freddie Mac (+)	3.65	(e)	2/25/2028		3,163
19,200	Freddie Mac (+)	3.79		1/25/2034		20,326
7,000	Freddie Mac (+)	3.90		12/25/2030		7,488
5,000	Freddie Mac (+)	3.90		10/25/2033		5,356
5,000	Freddie Mac (+)	3.92	(e)	9/25/2028		5,376
5,000	Freddie Mac (+)	4.05	(e)	9/25/2028		5,430
6,794	Freddie Mac (+)	4.06	(e)	10/25/2028		7,382

						289,926

	FGLMC Collateral (0.4%)
9,184	Freddie Mac (+)	3.50		5/01/2042		9,350
10,419	Freddie Mac (+)	3.50		6/01/2046		10,532
3,773	Freddie Mac (+)	3.50		8/01/2046		3,847
8,284	Freddie Mac (+)	3.50		5/01/2047		8,389
35	Freddie Mac (+)	5.00		6/01/2020		35
217	Freddie Mac (+)	5.00		1/01/2021		223
206	Freddie Mac (+)	5.50		11/01/2020		208
116	Freddie Mac (+)	5.50		12/01/2020		117
559	Freddie Mac (+)	5.50		12/01/2035		613
392	Freddie Mac (+)	5.50		4/01/2036		425

						33,739

23 | USAA Income Fund

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	FNMA Collateral (0.3%)
$7,285	Fannie Mae (+)	2.50%	2/01/2028	$7,251
4,765	Fannie Mae (+)	4.00	4/01/2048	4,911
1,285	Fannie Mae (+)	5.00	6/01/2033	1,380
155	Fannie Mae (+)	5.50	7/01/2021	157
1,577	Fannie Mae (+)	5.50	9/01/2035	1,743
761	Fannie Mae (+)	5.50	10/01/2035	836
242	Fannie Mae (+)	5.50	1/01/2036	266
696	Fannie Mae (+)	5.50	4/01/2036	767
811	Fannie Mae (+)	5.50	2/01/2037	891
421	Fannie Mae (+)	5.50	3/01/2037	454
352	Fannie Mae (+)	5.50	11/01/2037	381
1,138	Fannie Mae (+)	5.50	5/01/2038	1,233
693	Fannie Mae (+)	6.00	5/01/2036	774
496	Fannie Mae (+)	6.00	6/01/2036	554
720	Fannie Mae (+)	6.00	8/01/2037	802
180	Fannie Mae (+)	6.50	4/01/2031	204
4	Fannie Mae (+)	6.50	7/01/2031	4
319	Fannie Mae (+)	6.50	3/01/2032	360
6	Fannie Mae (+)	7.00	10/01/2022	7
3	Fannie Mae (+)	7.00	3/01/2023	3

				22,978

	GNMA Collateral (0.1%)
2,411	Government National Mortgage Assn. I	5.00	8/15/2033	2,588
46	Government National Mortgage Assn. I	6.00	8/15/2028	49
41	Government National Mortgage Assn. I	6.00	9/15/2028	44
104	Government National Mortgage Assn. I	6.00	9/15/2028	112
1,033	Government National Mortgage Assn. I	6.00	9/15/2028	1,147
187	Government National Mortgage Assn. I	6.00	10/15/2028	204
108	Government National Mortgage Assn. I	6.00	1/15/2029	116
12	Government National Mortgage Assn. I	6.00	1/15/2029	13
140	Government National Mortgage Assn. I	6.00	1/15/2029	152
186	Government National Mortgage Assn. I	6.00	1/15/2033	210
4	Government National Mortgage Assn. I	6.50	6/15/2023	4
106	Government National Mortgage Assn. I	6.50	7/15/2023	116
1	Government National Mortgage Assn. I	6.50	7/15/2023	1
18	Government National Mortgage Assn. I	6.50	9/15/2023	20
89	Government National Mortgage Assn. I	6.50	10/15/2023	97
40	Government National Mortgage Assn. I	6.50	10/15/2023	43
9	Government National Mortgage Assn. I	6.50	10/15/2023	10
107	Government National Mortgage Assn. I	6.50	12/15/2023	116
49	Government National Mortgage Assn. I	6.50	12/15/2023	54
19	Government National Mortgage Assn. I	6.50	1/15/2024	20
33	Government National Mortgage Assn. I	6.50	2/15/2024	36
40	Government National Mortgage Assn. I	6.50	4/15/2026	44
195	Government National Mortgage Assn. I	6.50	5/15/2028	217
428	Government National Mortgage Assn. I	6.50	10/15/2031	471
17	Government National Mortgage Assn. I	7.00	5/15/2023	18
18	Government National Mortgage Assn. I	7.00	5/15/2023	19
6	Government National Mortgage Assn. I	7.00	5/15/2023	6
11	Government National Mortgage Assn. I	7.00	5/15/2023	11
39	Government National Mortgage Assn. I	7.00	6/15/2023	40
9	Government National Mortgage Assn. I	7.00	6/15/2023	9
6	Government National Mortgage Assn. I	7.00	8/15/2023	6
7	Government National Mortgage Assn. I	7.00	8/15/2023	7
48	Government National Mortgage Assn. I	7.00	8/15/2023	50
8	Government National Mortgage Assn. I	7.00	8/15/2023	8
24	Government National Mortgage Assn. I	7.00	9/15/2023	24
10	Government National Mortgage Assn. I	7.00	1/15/2026	11
18	Government National Mortgage Assn. I	7.00	3/15/2026	18
5	Government National Mortgage Assn. I	7.00	3/15/2026	6
113	Government National Mortgage Assn. I	7.00	10/15/2027	127
152	Government National Mortgage Assn. I	7.00	6/15/2029	163
97	Government National Mortgage Assn. I	7.00	6/15/2029	101

Portfolio of Investments | 24

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$18	Government National Mortgage Assn. I	7.00%	7/15/2029	$18
203	Government National Mortgage Assn. I	7.00	8/15/2031	230
64	Government National Mortgage Assn. I	7.00	7/15/2032	72
39	Government National Mortgage Assn. I	7.50	7/15/2023	41
117	Government National Mortgage Assn. I	7.50	6/15/2026	126
51	Government National Mortgage Assn. I	7.50	6/15/2026	55
37	Government National Mortgage Assn. I	7.50	7/15/2026	38
72	Government National Mortgage Assn. I	7.50	5/15/2027	77
112	Government National Mortgage Assn. I	7.50	2/15/2028	125
81	Government National Mortgage Assn. I	7.50	12/15/2028	92
69	Government National Mortgage Assn. I	7.50	8/15/2029	78

				7,460

	GNMA2 Collateral (0.0%)
415	Government National Mortgage Assn. II	5.50	4/20/2033	455
390	Government National Mortgage Assn. II	6.00	8/20/2032	439
292	Government National Mortgage Assn. II	6.00	9/20/2032	331
134	Government National Mortgage Assn. II	6.50	8/20/2031	151

				1,376

	Transportation (0.1%)
7,692	Totem Ocean Trailer Express, Inc., Title XI (NBGA - United States Government)(n)	6.37	4/15/2028	8,772

	Total U.S. Government Agency Issues (cost: $366,837)			374,062

	U.S. TREASURY SECURITIES (9.5%)
	Bonds (4.6%)
22,950	U.S. Treasury Bond	2.25	8/15/2046	19,990
53,633	U.S. Treasury Bond(n)	2.38	1/15/2025	59,488
65,000	U.S. Treasury Bond(o)	2.50	2/15/2045	59,998
60,000	U.S. Treasury Bond	2.50	2/15/2046	55,172
40,000	U.S. Treasury Bond	2.75	8/15/2042	39,051
10,000	U.S. Treasury Bond	2.75	11/15/2042	9,746
10,000	U.S. Treasury Bond	2.75	8/15/2047	9,632
22,000	U.S. Treasury Bond	2.75	11/15/2047	21,185
25,000	U.S. Treasury Bond	3.00	11/15/2044	25,369
10,000	U.S. Treasury Bond	3.00	2/15/2049	10,126
5,000	U.S. Treasury Bond	3.38	5/15/2044	5,412
20,000	U.S. Treasury Bond	3.38	11/15/2048	21,747
30,000	U.S. Treasury Bond	3.88	8/15/2040	35,098

				372,014

	Notes (4.9%)
20,000	U.S. Treasury Note	1.63	11/15/2022	19,576
50,000	U.S. Treasury Note	1.63	2/15/2026	47,604
15,000	U.S. Treasury Note	2.00	2/15/2022	14,906
10,000	U.S. Treasury Note	2.00	2/15/2023	9,908
80,000	U.S. Treasury Note	2.00	2/15/2025	78,537
10,000	U.S. Treasury Note	2.25	11/15/2024	9,963
5,000	U.S. Treasury Note	2.25	11/15/2025	4,960
10,000	U.S. Treasury Note	2.25	2/15/2027	9,867
10,000	U.S. Treasury Note	2.25	8/15/2027	9,843
10,000	U.S. Treasury Note	2.25	11/15/2027	9,831
5,000	U.S. Treasury Note	2.38	1/31/2023	5,021
10,000	U.S. Treasury Note	2.38	5/15/2027	9,950
5,000	U.S. Treasury Note	2.50	5/15/2024	5,050
5,000	U.S. Treasury Note	2.50	1/31/2025	5,046
50,000	U.S. Treasury Note	2.63	11/15/2020	50,227
20,000	U.S. Treasury Note	2.63	2/15/2029	20,206
10,000	U.S. Treasury Note	2.75	8/31/2025	10,221
5,000	U.S. Treasury Note	2.75	2/15/2028	5,107
5,000	U.S. Treasury Note	2.88	5/15/2028	5,156
15,000	U.S. Treasury Note	2.88	8/15/2028	15,472

25 | USAA Income Fund

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$10,000	U.S. Treasury Note	2.88%	11/15/2046	$9,898
15,000	U.S. Treasury Note	3.00	10/31/2025	15,556
5,000	U.S. Treasury Note	3.13	11/15/2028	5,263
20,000	U.S. Treasury Note	3.63	2/15/2020	20,184

				397,352

	Total U.S. Treasury Securities (cost: $769,763)			769,366

	Total Bonds (cost: $7,832,849)			7,931,954

Number of Shares
	EQUITY SECURITIES (1.4%)
	COMMON STOCKS (0.3%)
	Communications (0.0%)
	Telecommunications (0.0%)
44,050	AT&T, Inc.			1,364
21,000	Verizon Communications, Inc.			1,201

	Total Communications			2,565

	Consumer, Non-cyclical (0.1%)
	Household Products/Wares (0.1%)
24,000	Kimberly-Clark Corp.			3,081

	Energy (0.1%)
	Oil & Gas (0.1%)
23,780	Chevron Corp.			2,855
55,000	Royal Dutch Shell plc ADR “A”			3,494

	Total Energy			6,349

	Financial (0.1%)
	Banks (0.1%)
50,000	Bank of Montreal			3,948
25,000	Canadian Imperial Bank of Commerce			2,106

				6,054

	Investment Companies (0.0%)
202,000	Prospect Capital Corp.(f)			1,364

	REITS (0.0%)
199,850	MFA Financial, Inc.			1,501

	Total Financial			8,919

	Industrial (0.0%)
	Machinery-Diversified (0.0%)
299	Wabtec Corp.			22

	Miscellaneous Manufacturers (0.0%)
55,835	General Electric Co.			568

	Total Industrial			590

	Utilities (0.0%)
	Electric (0.0%)
15,200	Dominion Energy, Inc.			1,184

Portfolio of Investments | 26

Number of Shares	Security	Market Value (000)
27,500	Southern Co.	$1,463

	Total Utilities	2,647

	Total Common Stocks (cost: $20,044)	24,151

	PREFERRED STOCKS (1.1%)
	Consumer, Non-cyclical (0.3%)
	Agriculture (0.1%)
200,000	CHS, Inc., cumulative redeemable, 7.88%(i),(n)	5,521

	Food (0.2%)
172,520	Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a),(i),(n)	17,288

	Total Consumer, Non-cyclical	22,809

	Financial (0.7%)
	Banks (0.1%)
40,000	Citigroup Capital XIII, 8.95%, (3 mo. LIBOR + 6.37%)	1,085
10,800	M&T Bank Corp., cumulative redeemable, 6.38% (i),(n)	10,827

		11,912

	REITS (0.6%)
142,500	Equity Residential Properties Trust, 8.29%, Series K, depositary shares, cumulative redeemable (i),(n)	8,978
250,000	Mid-America Apartment Communities, Inc., 8.50% (g),(i)	15,719
344,500	Prologis, Inc., 8.54% (g),(i)	22,237

		46,934

	Total Financial	58,846

	Utilities (0.1%)
	Electric (0.1%)
200,000	Entergy Texas, Inc., 5.63%(n)	5,221

	Total Preferred Stocks (cost: $74,037)	86,876

	Total Equity Securities (cost: $94,081)	111,027

	MONEY MARKET INSTRUMENTS (0.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
898,660	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(p) (cost: $899)	899

	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.3%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
6,776,572	Goldman Sachs Financial Square Government Fund Institutional Class, 2.36%(p)	6,776
21,537,649	HSBC U.S. Government Money Market Fund Class I, 2.39%(p)	21,538

	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned (cost: $28,314)	28,314

	Total Investments (cost: $7,956,143)	$8,072,194

27 | USAA Income Fund

Number of Contracts	Description	Expiration Date	Notional Amount (000)		Contract Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	FUTURES (0.8%)
	LONG FUTURES
	Interest Rate Contracts
444	U.S. Treasury Bond	6/19/2019	USD	64,454	$65,476	$1,022

	Total Long Futures				$65,476	$1,022

	Total Futures				$65,476	$1,022

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$451,949	$—	$451,949
Bank Loans	—	75,504	—	75,504
Collateralized Loan Obligations	—	124,018	—	124,018
Commercial Mortgage Securities	—	298,222	—	298,222
Corporate Obligations	—	3,758,399	—	3,758,399
Eurodollar and Yankee Obligations	—	1,509,669	—	1,509,669
Foreign Government Obligations	—	37,501	—	37,501
Municipal Obligations	—	528,348	—	528,348
Preferred Bonds	—	4,916	—	4,916
U.S. Government Agency Issues	—	374,062	—	374,062
U.S. Treasury Securities	769,366	—	—	769,366
Equity Securities:
Common Stocks	24,151	—	—	24,151
Preferred Stocks	—	86,876	—	86,876
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	899	—	—	899
Short-Term Investments Purchased with Cash Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	28,314	—	—	28,314
Futures(1)	1,022	—	—	1,022

Total	$823,752	$7,249,464	$—	$8,073,216

(1)	Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 28

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Income Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the USAA Asset Management Company (the Manager) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

29 | USAA Income Fund

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security’s market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Notes to Portfolio of Investments | 30

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $8,117,434,000 at April 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 21.6% of net assets at April 30, 2019.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

CAD	Canadian Dollar

CCD	Community College District

CMT	Constant Maturity Treasury

EDA	Economic Development Authority

EDC	Economic Development Corp.

IDA	Industrial Development Authority/Agency

LIBOR	London Interbank Offered Rate

PRE	Pre-refunded to a date prior to maturity

REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Title XI	The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms.The guarantee carries the full faith and credit of the U.S. government.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

31 | USAA Income Fund

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)

Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees, unless otherwise noted as illiquid.

(b)	Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2019.

(c)

Bank loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at April 30, 2019. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees, unless otherwise noted as illiquid.

(d)

Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield. (e) Stated interest rates may change slightly over time as underlying mortgages paydown. (f) The security, or a portion thereof, was out on loan as of April 30, 2019.

(g)	Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees.

(h)	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(i)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

Notes to Portfolio of Investments | 32

(j)

Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash. (k) At April 30, 2019, the issuer was in default with respect to interest and/or principal payments.

(l)	Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(m)

U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a “+”, are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.

(n)	The security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2019.

(o)	Securities with a value of $1,847,200 are segregated as collateral for initial margin requirements on open futures contracts.

(p)	Rate represents the money market fund annualized seven-day yield at April 30, 2019.

33 | USAA Income Fund